GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 44.3%
Aerospace & Defense – 0.6%
701	AAR Corp.*	$ 39,249
231	AeroVironment, Inc.*	27,533
4,751	AerSale Corp.*	35,585
3,288	Archer Aviation, Inc. Class A*	23,378
104	Astronics Corp.*	2,514
1,877	Axon Enterprise, Inc.*	987,208
14,997	Boeing Co.*	2,557,738
1,394	BWX Technologies, Inc.	137,518
2,317	Byrna Technologies, Inc.*	39,018
3,043	Cadre Holdings, Inc.	90,103
734	Curtiss-Wright Corp.	232,876
1,648	Ducommun, Inc.*	95,634
432	Eve Holding, Inc.*	1,434
4,693	General Dynamics Corp.	1,279,218
24,655	General Electric Co.	4,934,698
1,109	HEICO Corp.	296,314
2,150	HEICO Corp. Class A	453,586
1,167	Hexcel Corp.	63,905
8,035	Howmet Aerospace, Inc.	1,042,381
151	Huntington Ingalls Industries, Inc.	30,810
17	Intuitive Machines, Inc.*	127
1,749	Kratos Defense & Security Solutions, Inc.*	51,928
3,848	L3Harris Technologies, Inc.	805,425
1,505	Leonardo DRS, Inc.	49,484
546	Loar Holdings, Inc.*	38,575
5,610	Lockheed Martin Corp.	2,506,043
910	Mercury Systems, Inc.*	39,212
600	Moog, Inc. Class A	104,010
2,463	National Presto Industries, Inc.	216,522
3,139	Northrop Grumman Corp.	1,607,199
16,064	Park Aerospace Corp.	216,061
100	Redwire Corp.*	829
3,907	Rocket Lab USA, Inc.*	69,857
70,813	RTX Corp.	9,379,890
3,555	Spirit AeroSystems Holdings, Inc. Class A*	122,505
549	Standardaero, Inc.*	14,625
2,794	Textron, Inc.	201,867
1,253	TransDigm Group, Inc.	1,733,262
824	Triumph Group, Inc.*	20,880
752	V2X, Inc.*	36,886
5,141	Virgin Galactic Holdings, Inc.*(a)	15,577
91	VirTra, Inc.*	370
1,084	Woodward, Inc.	197,819

		29,799,653

Air Freight & Logistics – 0.2%
4,369	Air Transport Services Group, Inc.*	98,040
3,877	CH Robinson Worldwide, Inc.	397,005

Shares	Description	Value

Common Stocks – (continued)
Air Freight & Logistics – (continued)
3,567	Expeditors International of Washington, Inc.	$ 428,932
4,596	FedEx Corp.	1,120,413
1,150	GXO Logistics, Inc.*	44,942
1,685	Hub Group, Inc. Class A	62,631
31,806	International Distribution Services PLC	149,140
19,385	Radiant Logistics, Inc.*	119,218
48,749	United Parcel Service, Inc. Class B	5,361,902

		7,782,223

Automobile Components – 0.0%
1,486	Adient PLC*	19,110
2,386	Aptiv PLC*	141,967
1,062	Autoliv, Inc.	93,934
3,503	BorgWarner, Inc.	100,361
1,458	Cooper-Standard Holdings, Inc.*	22,337
1,512	Dorman Products, Inc.*	182,256
259	Fox Factory Holding Corp.*	6,045
4,878	Garrett Motion, Inc.	40,829
5,896	Gentex Corp.	137,377
2,733	Gentherm, Inc.*	73,080
10,024	Holley, Inc.*	25,762
520	LCI Industries	45,464
924	Lear Corp.	81,515
2,454	Luminar Technologies, Inc.*	13,227
426	Modine Manufacturing Co.*	32,696
784	Patrick Industries, Inc.	66,295
1,402	Phinia, Inc.	59,487
28,285	Solid Power, Inc.*	29,699
3,386	Standard Motor Products, Inc.	84,413
1,378	Stoneridge, Inc.*	6,325
6,666	TI Fluid Systems PLC	17,135
755	Visteon Corp.*	58,603
1,261	XPEL, Inc.*(b)	37,048

		1,374,965

Automobiles – 0.5%
59,240	Ford Motor Co.	594,177
17,336	General Motors Co.	815,312
1,896	Harley-Davidson, Inc.	47,874
150	Livewire Group, Inc.*	300
116	Rivian Automotive, Inc. Class A*	1,444
83,187	Tesla, Inc.*	21,558,743
677	Thor Industries, Inc.	51,324
265	Winnebago Industries, Inc.	9,132

		23,078,306

Banks – 1.9%
1,345	1st Source Corp.	80,444
1,135	ACNB Corp.	46,717
2,400	Amalgamated Financial Corp.	69,000

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,993	Amerant Bancorp, Inc.	$ 41,136
1,441	Ameris Bancorp	82,958
3,948	Arrow Financial Corp.	103,793
1,264	Associated Banc-Corp.	28,478
995	Atlantic Union Bankshares Corp.	30,984
1,060	Axos Financial, Inc.*	68,391
1,189	Banc of California, Inc.	16,872
527	BancFirst Corp.	57,901
1,226	Bancorp, Inc.*	64,782
1,067	Bank First Corp.	107,490
357,662	Bank of America Corp.	14,925,235
1,248	Bank of Hawaii Corp.	86,075
3,686	Bank of Marin Bancorp	81,350
4,426	Bank of NT Butterfield & Son Ltd.	172,260
1,360	Bank OZK	59,092
2,879	Bank7 Corp.	111,532
1,821	BankUnited, Inc.	62,715
2,806	Bankwell Financial Group, Inc.	84,685
1,083	Banner Corp.	69,063
1,840	Bar Harbor Bankshares	54,280
5,788	BayCom Corp.	145,684
7,656	BCB Bancorp, Inc.	75,488
3,888	Berkshire Hills Bancorp, Inc.	101,438
19,068	Blue Foundry Bancorp*	175,426
22,580	Blue Ridge Bankshares, Inc.*	73,611
711	BOK Financial Corp.	74,051
8,470	Bridgewater Bancshares, Inc.*	117,648
6,079	Brookline Bancorp, Inc.	66,261
707	Burke & Herbert Financial Services Corp.	39,670
2,030	Business First Bancshares, Inc.	49,431
3,015	Byline Bancorp, Inc.	78,872
975	C&F Financial Corp.	65,705
2,768	Cadence Bank	84,036
12,459	California BanCorp*	178,537
2,032	Camden National Corp.	82,235
5,928	Capital Bancorp, Inc.	167,940
4,146	Capital City Bank Group, Inc.	149,090
10,168	Capitol Federal Financial, Inc.	56,941
7,095	Carter Bankshares, Inc.*	114,797
1,424	Cathay General Bancorp	61,275
3,895	Central Pacific Financial Corp.	105,321
1,630	ChoiceOne Financial Services, Inc.	46,895
38,846	Citigroup, Inc.	2,757,678
4,841	Citizens & Northern Corp.	97,401
8,284	Citizens Financial Group, Inc.	339,395
421	Citizens Financial Services, Inc.	24,439
1,294	City Holding Co.	152,006

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
5,520	Civista Bancshares, Inc.	$ 107,861
3,893	CNB Financial Corp.	86,619
1,109	Coastal Financial Corp.*	100,265
9,741	Colony Bankcorp, Inc.	157,317
3,867	Columbia Banking System, Inc.	96,443
3,043	Columbia Financial, Inc.*	45,645
2,305	Comerica, Inc.	136,133
4,165	Commerce Bancshares, Inc.	259,188
1,051	Community Financial System, Inc.	59,760
1,927	Community Trust Bancorp, Inc.	97,044
10,177	Community West Bancshares	188,071
892	ConnectOne Bancorp, Inc.	21,685
1,475	Cullen/Frost Bankers, Inc.	184,670
497	Customers Bancorp, Inc.*	24,949
939	CVB Financial Corp.	17,334
1,119	Dime Community Bancshares, Inc.	31,198
1,115	Eagle Bancorp, Inc.	23,415
18,916	East West Bancorp, Inc.	1,697,900
3,465	Eastern Bankshares, Inc.	56,826
1,873	Enterprise Bancorp, Inc.	72,916
1,481	Enterprise Financial Services Corp.	79,589
3,162	Equity Bancshares, Inc. Class A	124,583
2,282	Esquire Financial Holdings, Inc.	172,017
1,987	Evans Bancorp, Inc.	77,433
2,259	Farmers & Merchants Bancorp, Inc.	54,013
6,668	Farmers National Banc Corp.	87,017
970	FB Financial Corp.	44,969
1,285	Fidelity D&D Bancorp, Inc.	53,469
15,488	Fifth Third Bancorp	607,130
3,466	Financial Institutions, Inc.	86,511
5,438	First BanCorp	104,246
4,222	First Bancorp, Inc.	104,368
760	First Bancorp/Southern Pines NC	30,506
2,486	First Bancshares, Inc.	84,052
10,399	First Bank	154,009
2,781	First Busey Corp.	60,070
2,385	First Business Financial Services, Inc.	112,453
193	First Citizens BancShares, Inc. Class A	357,845
3,946	First Commonwealth Financial Corp.	61,321
2,259	First Community Bankshares, Inc.	85,142
2,886	First Financial Bancorp	72,092

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
3,320	First Financial Bankshares, Inc.	$ 119,254
2,070	First Financial Corp.	101,389
150	First Foundation, Inc.	779
4,350	First Hawaiian, Inc.	106,314
8,594	First Horizon Corp.	166,895
1,133	First Internet Bancorp	30,342
1,249	First Interstate BancSystem, Inc. Class A	35,784
1,264	First Merchants Corp.	51,116
2,907	First Mid Bancshares, Inc.	101,454
7,423	First of Long Island Corp.	91,674
19	First Western Financial, Inc.*	373
3,616	Firstsun Capital Bancorp*	130,718
4,705	Five Star Bancorp	130,799
986	Flagstar Financial, Inc.	11,457
2,941	Flushing Financial Corp.	37,351
5,379	FNB Corp.	72,348
2,991	FS Bancorp, Inc.	113,688
3,063	Fulton Financial Corp.	55,410
3,519	German American Bancorp, Inc.	131,963
955	Glacier Bancorp, Inc.	42,230
1,598	Great Southern Bancorp, Inc.	88,481
1,611	Greene County Bancorp, Inc.	38,841
2,334	Guaranty Bancshares, Inc.	93,430
1,578	Hancock Whitney Corp.	82,766
2,621	Hanmi Financial Corp.	59,392
3,810	HarborOne Bancorp, Inc.	39,510
3,695	HBT Financial, Inc.	82,805
12,334	Heritage Commerce Corp.	117,420
3,079	Heritage Financial Corp.	74,912
1,857	Hilltop Holdings, Inc.	56,546
261	Hingham Institution For Savings(a)	62,066
2,285	Home Bancorp, Inc.	102,368
4,356	Home BancShares, Inc.	123,144
3,274	HomeStreet, Inc.*	38,437
3,052	HomeTrust Bancshares, Inc.	104,623
1,839	Hope Bancorp, Inc.	19,254
4,655	Horizon Bancorp, Inc.	70,197
31,444	Huntington Bancshares, Inc.	471,974
3,954	Independent Bank Corp.	142,676
1,102	International Bancshares Corp.	69,492
3,402	John Marshall Bancorp, Inc.	56,201
129,384	JPMorgan Chase & Co.	31,737,895
7,762	Kearny Financial Corp.	48,590
13,992	KeyCorp	223,732
1,416	Lakeland Financial Corp.	84,167
14,264	LINKBANCORP, Inc.	96,710
249	Live Oak Bancshares, Inc.	6,638
18,756	M&T Bank Corp.	3,352,635
796	Mercantile Bank Corp.	34,578
2,890	Metrocity Bankshares, Inc.	79,677

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
313	Metropolitan Bank Holding Corp.*	$ 17,525
4,626	Mid Penn Bancorp, Inc.	119,860
2,085	Middlefield Banc Corp.	58,276
4,224	Midland States Bancorp, Inc.	72,315
3,678	MidWestOne Financial Group, Inc.	108,906
2,224	MVB Financial Corp.	38,520
1,813	National Bank Holdings Corp. Class A	69,384
7,842	NB Bancorp, Inc.*	141,705
1,638	NBT Bancorp, Inc.	70,270
792	Nicolet Bankshares, Inc.	86,296
1,301	Northeast Bank	119,094
7,796	Northeast Community Bancorp, Inc.	182,738
2,546	Northfield Bancorp, Inc.	27,777
1,139	Northrim BanCorp, Inc.	83,398
7,222	Northwest Bancshares, Inc.	86,808
26,983	NU Holdings Ltd. Class A*	276,306
1,024	OceanFirst Financial Corp.	17,418
2,148	OFG Bancorp	85,963
5,716	Old National Bancorp	121,122
8,356	Old Second Bancorp, Inc.	139,044
1,669	Orange County Bancorp, Inc.	39,038
1,420	Origin Bancorp, Inc.	49,231
5,364	Orrstown Financial Services, Inc.	160,974
686	Pacific Premier Bancorp, Inc.	14,626
211	Park National Corp.	31,945
9,704	Parke Bancorp, Inc.	182,823
2,049	Pathward Financial, Inc.	149,475
8,266	PCB Bancorp	154,657
1,165	Peapack-Gladstone Financial Corp.	33,086
2,782	Peoples Bancorp, Inc.	82,514
1,463	Peoples Financial Services Corp.	65,060
1,037	Pinnacle Financial Partners, Inc.	109,963
7,891	Pioneer Bancorp, Inc.*	92,404
2,060	Plumas Bancorp(a)	89,136
27,513	PNC Financial Services Group, Inc.	4,835,960
15,856	Ponce Financial Group, Inc.*	200,896
31,531	Popular, Inc.	2,912,518
1,239	Preferred Bank	103,655
11,645	Primis Financial Corp.	113,772
2,238	Prosperity Bancshares, Inc.	159,726
11,587	Provident Bancorp, Inc.*	133,019
889	Provident Financial Services, Inc.	15,264
1,339	QCR Holdings, Inc.	95,497
7,338	RBB Bancorp	121,077
2,885	Red River Bancshares, Inc.	149,010

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
20,696	Regions Financial Corp.	$ 449,724
1,895	Renasant Corp.	64,297
544	Republic Bancorp, Inc. Class A	34,718
1,585	S&T Bancorp, Inc.	58,724
1,497	Sandy Spring Bancorp, Inc.	41,841
1,327	Seacoast Banking Corp. of Florida	34,144
803	ServisFirst Bancshares, Inc.	66,328
8,606	Shore Bancshares, Inc.	116,525
2,356	Sierra Bancorp	65,685
3,130	Simmons First National Corp. Class A	64,259
4,479	SmartFinancial, Inc.	139,207
2,921	South Plains Financial, Inc.	96,744
2,145	Southern First Bancshares, Inc.*	70,613
1,336	Southern Missouri Bancorp, Inc.	69,499
2,788	Southern States Bancshares, Inc.	99,671
2,904	Southside Bancshares, Inc.	84,100
1,260	SouthState Corp.	116,953
2,065	Stellar Bancorp, Inc.	57,118
23,246	Sterling Bancorp, Inc.*	112,511
1,107	Stock Yards Bancorp, Inc.	76,449
1,933	Synovus Financial Corp.	90,348
714	Texas Capital Bancshares, Inc.*	53,336
7,079	TFS Financial Corp.	87,709
3,258	Third Coast Bancshares, Inc.*	108,719
3,704	Timberland Bancorp, Inc.	111,676
471	Tompkins Financial Corp.	29,664
3,024	Towne Bank	103,391
987	TriCo Bancshares	39,450
254	Triumph Financial, Inc.*	14,681
26,364	Truist Financial Corp.	1,084,879
3,455	TrustCo Bank Corp.	105,308
2,525	Trustmark Corp.	87,087
32,765	U.S. Bancorp	1,383,338
1,283	UMB Financial Corp.	129,711
1,846	United Bankshares, Inc.	64,001
2,325	United Community Banks, Inc.	65,402
2,431	Unity Bancorp, Inc.	98,942
3,134	Univest Financial Corp.	88,880
5,006	USCB Financial Holdings, Inc.	92,911
9,014	Valley National Bancorp	80,134
1,602	Veritex Holdings, Inc.	40,002
1,370	WaFd, Inc.	39,155
2,635	Washington Trust Bancorp, Inc.	81,316
2,114	Webster Financial Corp.	108,977
71,940	Wells Fargo & Co.	5,164,573

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
1,696	WesBanco, Inc.	$ 52,508
5,217	West BanCorp, Inc.	104,027
2,293	Westamerica BanCorp	116,095
1,603	Western Alliance Bancorp	123,159
1,274	Wintrust Financial Corp.	143,274
975	WSFS Financial Corp.	50,573
2,734	Zions Bancorp NA	136,317

		91,271,777

Beverages – 0.4%
628	Boston Beer Co., Inc. Class A*	149,991
5,687	Brown-Forman Corp. Class B	193,017
2,359	Brown-Forman Corp. Class A	78,956
2,648	Celsius Holdings, Inc.*	94,322
104,666	Coca-Cola Co.	7,496,179
205	Coca-Cola Consolidated, Inc.	276,750
3,040	Constellation Brands, Inc. Class A	557,901
24,798	Keurig Dr. Pepper, Inc.	848,588
150	MGP Ingredients, Inc.	4,407
2,990	Molson Coors Beverage Co. Class B	182,001
21,217	Monster Beverage Corp.*	1,241,619
6,167	National Beverage Corp.	256,177
39,926	PepsiCo, Inc.	5,986,504
7,436	Primo Brands Corp. Class A	263,904
5,296	Vita Coco Co., Inc.*	162,322

		17,792,638

Biotechnology – 1.0%
10,219	2seventy bio, Inc.*	50,482
89,630	AbbVie, Inc.	18,779,278
6,736	Abeona Therapeutics, Inc.*	32,063
491	Absci Corp.*(a)	1,232
6,458	ACADIA Pharmaceuticals, Inc.*	107,267
2,975	ACELYRIN, Inc.*	7,348
172	Achieve Life Sciences, Inc.*	459
8,163	Acrivon Therapeutics, Inc.*	16,571
259	Actinium Pharmaceuticals, Inc.*	417
34,208	Acumen Pharmaceuticals, Inc.*	37,629
407	ADC Therapeutics SA*	574
52,002	Adicet Bio, Inc.*	39,262
6,548	ADMA Biologics, Inc.*	129,912
10,607	Adverum Biotechnologies, Inc.*	46,353
111	Aerovate Therapeutics, Inc.*	279
8,609	Agenus, Inc.*	12,957
48,321	Akebia Therapeutics, Inc.*	92,776
738	Akero Therapeutics, Inc.*	29,874
6,613	Aldeyra Therapeutics, Inc.*	38,025
13,889	Alector, Inc.*	17,083

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
6,904	Alkermes PLC*	$ 227,970
3,754	Alnylam Pharmaceuticals, Inc.*	1,013,655
319	Altimmune, Inc.*	1,595
19,126	ALX Oncology Holdings, Inc.*	11,916
14,996	Amgen, Inc.	4,672,004
18,988	Amicus Therapeutics, Inc.*	154,942
178	AnaptysBio, Inc.*	3,309
1,549	Anavex Life Sciences Corp.*(a)	13,290
6,799	Anika Therapeutics, Inc.*	102,189
5,347	Annexon, Inc.*	10,320
890	Apellis Pharmaceuticals, Inc.*	19,464
313	Apogee Therapeutics, Inc.*	11,694
58,868	Applied Therapeutics, Inc.*	28,781
23,154	Arbutus Biopharma Corp.*	80,807
361	Arcellx, Inc.*	23,682
168	Arcturus Therapeutics Holdings, Inc.*	1,779
449	Arcus Biosciences, Inc.*	3,525
2,724	Arcutis Biotherapeutics, Inc.*	42,603
1,941	Ardelyx, Inc.*	9,530
2,035	ArriVent Biopharma, Inc.*	37,627
985	Arrowhead Pharmaceuticals, Inc.*	12,549
568	ARS Pharmaceuticals, Inc.*	7,145
9,084	Artiva Biotherapeutics, Inc.*(a)	27,252
5,395	Astria Therapeutics, Inc.*	28,809
180	Atossa Therapeutics, Inc.*	121
21,105	aTyr Pharma, Inc.*	63,737
6,239	Aura Biosciences, Inc.*	36,561
811	Aurinia Pharmaceuticals, Inc.*	6,520
1,671	Avidity Biosciences, Inc.*	49,328
9,953	Avita Medical, Inc.*(a)	81,017
90	Bicara Therapeutics, Inc.*	1,173
17,693	BioCryst Pharmaceuticals, Inc.*	132,697
2,977	Biogen, Inc.*	407,373
709	Biohaven Ltd.*	17,044
3,600	BioMarin Pharmaceutical, Inc.*	254,484
10,055	Biomea Fusion, Inc.*(a)	21,417
19,531	Black Diamond Therapeutics, Inc.*	30,273
5,483	Bluebird Bio, Inc.*	26,757
661	Blueprint Medicines Corp.*	58,505
84	Boundless Bio, Inc.*	127
723	Bridgebio Pharma, Inc.*	24,994
8,069	C4 Therapeutics, Inc.*	12,910
9,322	Cabaletta Bio, Inc.*	12,911
33	CAMP4 Therapeutics Corp.*	132
4,509	Candel Therapeutics, Inc.*(a)	25,476

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
1,107	Capricor Therapeutics, Inc.*	$ 10,505
7,709	Cardiff Oncology, Inc.*	24,206
2,794	CareDx, Inc.*	49,594
3,363	Cargo Therapeutics, Inc.*	13,687
19,856	Caribou Biosciences, Inc.*	18,131
85	Cartesian Therapeutics, Inc.*	1,120
5,634	Catalyst Pharmaceuticals, Inc.*	136,624
4,054	Celcuity, Inc.*	40,986
435	Celldex Therapeutics, Inc.*	7,895
44,335	Century Therapeutics, Inc.*	21,103
45	CervoMed, Inc.*	412
271	CG oncology, Inc.*	6,637
2,141	Chimerix, Inc.*	18,220
10,107	Cibus, Inc.*	18,900
10,423	Climb Bio, Inc.*	12,716
3,272	Cogent Biosciences, Inc.*	19,599
52,411	Coherus Biosciences, Inc.*	42,296
10,685	Compass Therapeutics, Inc.*	20,302
3,484	Corbus Pharmaceuticals Holdings, Inc.*	18,500
11,174	Corvus Pharmaceuticals, Inc.*	35,533
756	Crinetics Pharmaceuticals, Inc.*	25,356
383	Cullinan Therapeutics, Inc.*	2,899
88	Cytokinetics, Inc.*	3,537
50,014	CytomX Therapeutics, Inc.*	31,799
404	Day One Biopharmaceuticals, Inc.*	3,204
588	Denali Therapeutics, Inc.*	7,994
6,972	Design Therapeutics, Inc.*	26,912
15	Dianthus Therapeutics, Inc.*	272
21	Disc Medicine, Inc.*	1,042
7,396	Dynavax Technologies Corp.*	95,926
690	Dyne Therapeutics, Inc.*	7,217
283	Elevation Oncology, Inc.*	73
599	Emergent BioSolutions, Inc.*	2,911
4,595	Enanta Pharmaceuticals, Inc.*	25,364
2,346	Entrada Therapeutics, Inc.*	21,208
7,691	Erasca, Inc.*	10,537
2,613	Exact Sciences Corp.*	113,117
10,536	Exelixis, Inc.*	388,989
16,077	Fate Therapeutics, Inc.*	12,702
42	Fennec Pharmaceuticals, Inc.*	256
26,974	Fibrobiologics, Inc.*(a)	24,277
4,371	Foghorn Therapeutics, Inc.*	15,954
45	Galectin Therapeutics, Inc.*	55
6,822	Genelux Corp.*(a)	18,419
14,268	Generation Bio Co.*	5,779
8,096	Geron Corp.*	12,873
69,821	Gilead Sciences, Inc.	7,823,443
6,525	Gossamer Bio, Inc.*	7,178
5,250	Greenwich Lifesciences, Inc.*(a)	50,085
2,157	Gyre Therapeutics, Inc.*(a)	16,652

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
3,021	Halozyme Therapeutics, Inc.*	$ 192,770
16,294	Heron Therapeutics, Inc.*(a)	35,847
14,939	HilleVax, Inc.*	21,662
8,364	Humacyte, Inc.*(a)	14,261
713	Ideaya Biosciences, Inc.*	11,679
10,070	IGM Biosciences, Inc.*	11,581
979	ImmunityBio, Inc.*(a)	2,947
585	Immunome, Inc.*	3,937
479	Immunovant, Inc.*	8,186
5,043	Incyte Corp.*	305,354
56	Inhibrx Biosciences, Inc.*	783
112	Inmune Bio, Inc.*	875
18,361	Inovio Pharmaceuticals, Inc.*	29,928
37,830	Inozyme Pharma, Inc.*	34,425
2,628	Insmed, Inc.*	200,490
11,006	Invivyd, Inc.*	6,662
2,012	Ionis Pharmaceuticals, Inc.*	60,702
2,266	Iovance Biotherapeutics, Inc.*	7,546
396	Ironwood Pharmaceuticals, Inc.*	582
261	Janux Therapeutics, Inc.*	7,047
5,930	Jasper Therapeutics, Inc.*	25,499
3,725	Kalaris Therapeutics, Inc.*	29,912
1,300	KalVista Pharmaceuticals, Inc.*	15,002
15,697	Karyopharm Therapeutics, Inc.*	58,707
273	Keros Therapeutics, Inc.*	2,782
299	Kiniksa Pharmaceuticals International PLC*	6,641
8,142	Kodiak Sciences, Inc.*	22,838
636	Korro Bio, Inc.*	11,073
271	Krystal Biotech, Inc.*	48,861
986	Kura Oncology, Inc.*	6,508
387	Kymera Therapeutics, Inc.*	10,592
9,281	Kyverna Therapeutics, Inc.*	17,912
7,719	Larimar Therapeutics, Inc.*	16,596
379	LENZ Therapeutics, Inc.*	9,744
11,885	Lexeo Therapeutics, Inc.*	41,241
25,869	Lexicon Pharmaceuticals, Inc.*(a)	11,920
80,399	Lineage Cell Therapeutics, Inc.*(a)	36,308
9,525	Lyell Immunopharma, Inc.*	5,124
430	MacroGenics, Inc.*	546
215	Madrigal Pharmaceuticals, Inc.*	71,214
8,196	MannKind Corp.*	41,226
5,382	MeiraGTx Holdings PLC*	36,490
48,025	Mersana Therapeutics, Inc.*	16,530
137	Metagenomi, Inc.*	186
72	Metsera, Inc.*	1,960
13,006	MiMedx Group, Inc.*	98,846
893	Mineralys Therapeutics, Inc.*	14,181
2,381	Mirum Pharmaceuticals, Inc.*	107,264

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
793	Monte Rosa Therapeutics, Inc.*	$ 3,680
4,869	Myriad Genetics, Inc.*	43,188
3,632	Natera, Inc.*	513,601
1,989	Neurocrine Biosciences, Inc.*	219,983
52	Neurogene, Inc.*	609
12,483	Nkarta, Inc.*	22,969
1,610	Novavax, Inc.*	10,320
428	Nurix Therapeutics, Inc.*	5,085
290	Nuvalent, Inc. Class A*	20,567
77,564	Ocugen, Inc.*(a)	54,783
3,519	Olema Pharmaceuticals, Inc.*	13,231
4,754	Organogenesis Holdings, Inc.*	20,537
116	ORIC Pharmaceuticals, Inc.*	647
24,512	Outlook Therapeutics, Inc.*(a)	29,905
486	Ovid therapeutics, Inc.*	152
114	PepGen, Inc.*(a)	160
3,751	Perspective Therapeutics, Inc.*	7,990
53,965	PMV Pharmaceuticals, Inc.*	58,822
292	Praxis Precision Medicines, Inc.*	11,058
88	Precigen, Inc.*	131
4,088	Prime Medicine, Inc.*(a)	8,135
9,741	ProKidney Corp.*	8,535
802	Protagonist Therapeutics, Inc.*	38,785
205	Prothena Corp. PLC*	2,537
1,907	PTC Therapeutics, Inc.*	97,181
14,518	Puma Biotechnology, Inc.*	42,973
12,764	RAPT Therapeutics, Inc.*	15,572
2,075	Recursion Pharmaceuticals, Inc. Class A*	10,977
2,334	Regeneron Pharmaceuticals, Inc.	1,480,293
2,093	REGENXBIO, Inc.*	14,965
132	Regulus Therapeutics, Inc.*	231
14,940	Renovaro, Inc.*(a)	8,115
963	Replimune Group, Inc.*	9,389
2,190	Revolution Medicines, Inc.*	77,438
19,930	Rezolute, Inc.*	57,797
1,035	Rhythm Pharmaceuticals, Inc.*	54,824
857	Rigel Pharmaceuticals, Inc.*	15,417
636	Rocket Pharmaceuticals, Inc.*	4,242
1,091	Sana Biotechnology, Inc.*(a)	1,833
29,204	Sangamo Therapeutics, Inc.*	19,152
1,936	Sarepta Therapeutics, Inc.*	123,556
7,529	Savara, Inc.*	20,855
1,271	Scholar Rock Holding Corp.*	40,863
10,154	Sera Prognostics, Inc. Class A*	37,367
45,996	Seres Therapeutics, Inc.*(a)	32,202
15,924	Shattuck Labs, Inc.*	15,129

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Biotechnology – (continued)
10,123	Skye Bioscience, Inc.*(a)	$ 16,096
211	Soleno Therapeutics, Inc.*	15,076
19	Solid Biosciences, Inc.*	70
567	SpringWorks Therapeutics, Inc.*	25,022
31	Spyre Therapeutics, Inc.*	500
2,698	Stoke Therapeutics, Inc.*	17,942
2,168	Summit Therapeutics, Inc.*	41,821
3,822	Sutro Biopharma, Inc.*	2,487
678	Syndax Pharmaceuticals, Inc.*	8,329
6,506	Tango Therapeutics, Inc.*	8,913
3,836	Taysha Gene Therapies, Inc.*	5,332
836	Tectonic Therapeutic, Inc.*	14,806
40,040	Tenaya Therapeutics, Inc.*(a)	22,827
7,417	Tevogen Bio Holdings, Inc.*	8,010
3,587	TG Therapeutics, Inc.*	141,435
183	Tourmaline Bio, Inc.*	2,783
2,917	Travere Therapeutics, Inc.*	52,273
17,547	TScan Therapeutics, Inc.*	24,215
489	Twist Bioscience Corp.*	19,198
449	Tyra Biosciences, Inc.*	4,176
1,014	Ultragenyx Pharmaceutical, Inc.*	36,717
1,162	United Therapeutics Corp.*	358,210
4,551	UroGen Pharma Ltd.*	50,334
7,991	Vanda Pharmaceuticals, Inc.*	36,679
61,679	Vaxart, Inc.*	25,103
1,389	Vaxcyte, Inc.*	52,449
374	Vera Therapeutics, Inc.*	8,983
714	Veracyte, Inc.*	21,170
320	Verastem, Inc.*	1,930
2,696	Vericel Corp.*	120,296
6,829	Vertex Pharmaceuticals, Inc.*	3,310,836
16,195	Vigil Neuroscience, Inc.*	28,827
884	Viking Therapeutics, Inc.*	21,349
452	Viridian Therapeutics, Inc.*	6,093
31,355	Vor BioPharma, Inc.*	22,497
3,149	Voyager Therapeutics, Inc.*	10,644
65	Werewolf Therapeutics, Inc.*	63
1,408	X4 Pharmaceuticals, Inc.*	333
10,154	XBiotech, Inc.*	32,899
255	Xencor, Inc.*	2,713
3,198	XOMA Royalty Corp.*	63,736
15,608	Y-mAbs Therapeutics, Inc.*	69,143
3,734	Zenas Biopharma, Inc.*(a)	29,499
2,570	Zentalis Pharmaceuticals, Inc.*	4,086
20,926	Zura Bio Ltd.*(a)	26,995
3,777	Zymeworks, Inc.*	44,984

		46,339,458

Broadline Retail – 2.0%
39,231	1stdibs.com, Inc.*	119,262
493,955	Amazon.com, Inc.*	93,979,878
15,939	ContextLogic, Inc. Class A*	111,254

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – (continued)
36,435	Coupang, Inc.*	$ 799,020
345	Dillard’s, Inc. Class A	123,555
12,062	eBay, Inc.	816,959
3,368	Etsy, Inc.*	158,902
829	Groupon, Inc.*	15,561
5,054	Kohl’s Corp.(a)	41,342
8,953	Macy’s, Inc.	112,450
6,356	Nordstrom, Inc.	155,404
1,016	Ollie’s Bargain Outlet Holdings, Inc.*	118,222
8	QVC Group, Inc. Class B*	53
4,788	Savers Value Village, Inc.*	33,037

		96,584,899

Building Products – 0.2%
3,517	A.O. Smith Corp.	229,871
1,303	AAON, Inc.	101,803
929	Advanced Drainage Systems, Inc.	100,936
2,399	Allegion PLC	312,974
64	American Woodmark Corp.*	3,765
70	Apogee Enterprises, Inc.	3,243
1,816	Armstrong World Industries, Inc.	255,838
2,146	AZEK Co., Inc.*	104,918
246	AZZ, Inc.	20,568
1,870	Builders FirstSource, Inc.*	233,638
849	Carlisle Cos., Inc.	289,085
15,790	Carrier Global Corp.	1,001,086
503	CSW Industrials, Inc.	146,635
2,071	Fortune Brands Innovations, Inc.	126,082
384	Gibraltar Industries, Inc.*	22,525
1,056	Griffon Corp.	75,504
1,598	Hayward Holdings, Inc.*	22,244
3,682	Insteel Industries, Inc.	96,837
1,131	Janus International Group, Inc.*	8,143
241	JELD-WEN Holding, Inc.*	1,439
13,286	Johnson Controls International PLC	1,064,341
1,015	Lennox International, Inc.	569,242
5,732	Masco Corp.	398,603
1,661	Masterbrand, Inc.*	21,693
1,318	Owens Corning	188,237
1,962	Resideo Technologies, Inc.*	34,727
996	Simpson Manufacturing Co., Inc.	156,452
551	Tecnoglass, Inc.	39,424
5,646	Trane Technologies PLC	1,902,250
2,096	Trex Co., Inc.*	121,778
1,189	UFP Industries, Inc.	127,271

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
5,064	Zurn Elkay Water Solutions Corp.	$ 167,011

		7,948,163

Capital Markets – 1.1%
8,469	Acadian Asset Management, Inc.	219,008
945	Affiliated Managers Group, Inc.	158,788
3,095	Ameriprise Financial, Inc.	1,498,321
18,616	ARES Management Corp. Class A	2,729,292
4,589	Artisan Partners Asset Management, Inc. Class A	179,430
10,167	B Riley Financial, Inc.(a)	39,346
16,843	Bank of New York Mellon Corp.	1,412,622
7,250	BGC Group, Inc. Class A	66,483
3,411	Blackrock, Inc.	3,228,443
21,853	Blackstone, Inc.	3,054,612
9,805	Blue Owl Capital, Inc.	196,492
1,918	Bridge Investment Group Holdings, Inc. Class A	18,374
3,014	Carlyle Group, Inc.	131,380
2,768	Cboe Global Markets, Inc.	626,371
34,211	Charles Schwab Corp.	2,678,037
23,459	CME Group, Inc.	6,223,438
2,171	Cohen & Steers, Inc.	174,223
4,256	Coinbase Global, Inc. Class A*	733,011
1,690	Diamond Hill Investment Group, Inc.	241,400
368	DigitalBridge Group, Inc.	3,246
1,279	Donnelley Financial Solutions, Inc.*	55,905
712	Evercore, Inc. Class A	142,201
1,124	FactSet Research Systems, Inc.	511,015
5,885	Federated Hermes, Inc.	239,931
18,231	Forge Global Holdings, Inc.*	10,246
3,536	Franklin Resources, Inc.	68,068
1,039	Freedom Holding Corp.*(a)	137,325
14,435	GCM Grosvenor, Inc. Class A	190,975
1,768	Hamilton Lane, Inc. Class A	262,849
1,731	Houlihan Lokey, Inc.	279,557
2,231	Interactive Brokers Group, Inc. Class A	369,431
12,632	Intercontinental Exchange, Inc.	2,179,020
6,579	Invesco Ltd.	99,803
3,852	Janus Henderson Group PLC	139,250
3,318	Jefferies Financial Group, Inc.	177,745
15,529	KKR & Co., Inc.	1,795,308
2,836	Lazard, Inc.	122,799
2,358	LPL Financial Holdings, Inc.	771,396

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
1,041	MarketAxess Holdings, Inc.	$ 225,220
45	MarketWise, Inc.	22
1,734	Moelis & Co. Class A	101,196
4,994	Moody’s Corp.	2,325,656
27,728	Morgan Stanley	3,235,026
1,163	Morningstar, Inc.	348,749
1,666	MSCI, Inc.	942,123
9,782	Nasdaq, Inc.	742,063
5,253	Northern Trust Corp.	518,208
6,257	Open Lending Corp.*	17,269
2,033	Oppenheimer Holdings, Inc. Class A	121,228
10,954	P10, Inc. Class A	128,710
11,908	Patria Investments Ltd. Class A	134,441
500	Piper Sandler Cos.	123,830
1,414	PJT Partners, Inc. Class A	194,962
4,532	Raymond James Financial, Inc.	629,540
5,109	Robinhood Markets, Inc. Class A*	212,637
17,882	S&P Global, Inc.	9,085,844
3,900	SEI Investments Co.	302,757
7,094	State Street Corp.	635,126
1,147	StepStone Group, Inc. Class A	59,908
2,600	Stifel Financial Corp.	245,076
1,800	StoneX Group, Inc.*	137,484
5,177	T. Rowe Price Group, Inc.	475,611
1,039	TPG, Inc.	49,280
2,883	Tradeweb Markets, Inc. Class A	428,010
2,054	Value Line, Inc.	79,428
2,061	Victory Capital Holdings, Inc. Class A	119,270
2,774	Virtu Financial, Inc. Class A	105,745
438	Virtus Investment Partners, Inc.	75,494
15,765	WisdomTree, Inc.	140,624
343	XP, Inc. Class A	4,716

		53,110,394

Chemicals – 0.7%
1,628	AdvanSix, Inc.	36,874
4,617	Air Products & Chemicals, Inc.	1,361,646
1,400	Alto Ingredients, Inc.*	1,596
11,366	Arq, Inc.*	47,396
1,288	Ashland, Inc.	76,365
7,716	ASP Isotopes, Inc.*(a)	36,188
112	Aspen Aerogels, Inc.*	716
1,428	Avient Corp.	53,064
4,447	Axalta Coating Systems Ltd.*	147,507
1,217	Balchem Corp.	202,022
1,313	Cabot Corp.	109,163
1,280	Celanese Corp.	72,666

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
2,898	CF Industries Holdings, Inc.	$ 226,479
92	Chemours Co.	1,245
14,343	Corteva, Inc.	902,605
11,195	Dow, Inc.	390,929
7,342	DuPont de Nemours, Inc.	548,301
2,239	Eastman Chemical Co.	197,278
7,596	Ecolab, Inc.	1,925,738
438	Ecovyst, Inc.*	2,716
84,047	Element Solutions, Inc.	1,900,303
7,635	Flotek Industries, Inc.*	63,600
1,627	FMC Corp.	68,643
590	Hawkins, Inc.	62,493
1,831	HB Fuller Co.	102,756
2,651	Huntsman Corp.	41,859
301	Ingevity Corp.*	11,917
1,064	Innospec, Inc.	100,814
4,953	International Flavors & Fragrances, Inc.	384,402
487	Intrepid Potash, Inc.*	14,313
943	Koppers Holdings, Inc.	26,404
635	Kronos Worldwide, Inc.	4,750
31,087	Linde PLC	14,475,351
1,257	LSB Industries, Inc.*	8,284
4,515	LyondellBasell Industries NV Class A	317,856
1,269	Minerals Technologies, Inc.	80,670
2,397	Mosaic Co.	64,743
254	NewMarket Corp.	143,878
65	Northern Technologies International Corp.	677
1,272	Olin Corp.	30,833
54,711	Origin Materials, Inc.*	36,306
1,876	Orion SA	24,257
5,932	Perimeter Solutions, Inc.*	59,735
5,157	PPG Industries, Inc.	563,918
191	PureCycle Technologies, Inc.*(a)	1,322
359	Quaker Chemical Corp.	44,376
5,766	Rayonier Advanced Materials, Inc.*	33,154
2,200	Resonac Holdings Corp.	43,972
3,727	RPM International, Inc.	431,139
778	Scotts Miracle-Gro Co.	42,704
2,507	Sensient Technologies Corp.	186,596
19,097	Sherwin-Williams Co.	6,668,481
1,123	Stepan Co.	61,810
1,304	Trinseo PLC	4,799
517	Westlake Corp.	51,715

		32,499,324

Commercial Services & Supplies – 0.5%
2,622	ABM Industries, Inc.	124,178
9,268	ACCO Brands Corp.	38,833
1,221	ACV Auctions, Inc. Class A*	17,204
3,261	Brady Corp. Class A	230,357

Shares	Description	Value

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
22	Bridger Aerospace Group Holdings, Inc.*	$ 25
4,007	BrightView Holdings, Inc.*	51,450
1,529	Brink’s Co.	131,739
2,135	Casella Waste Systems, Inc. Class A*	238,074
1,875	CECO Environmental Corp.*	42,750
1,196	Cimpress PLC*	54,095
27,378	Cintas Corp.	5,627,000
4,963	Civeo Corp.	114,149
894	Clean Harbors, Inc.*	176,207
1,673	CompX International, Inc.	34,665
76,742	Copart, Inc.*	4,342,830
2,155	CoreCivic, Inc.*	43,725
3,666	Deluxe Corp.	57,959
494	Driven Brands Holdings, Inc.*	8,467
13,679	Ennis, Inc.	274,811
4,315	Enviri Corp.*	28,695
2,287	GEO Group, Inc.*	66,803
9,765	Healthcare Services Group, Inc.*	98,431
4,082	HNI Corp.	181,037
3,680	Interface, Inc.	73,011
33,624	LanzaTech Global, Inc.*	8,140
1,982	Liquidity Services, Inc.*	61,462
892	Matthews International Corp. Class A	19,838
1,256	MillerKnoll, Inc.	24,040
262	Montrose Environmental Group, Inc.*	3,736
1,539	MSA Safety, Inc.	225,756
5,665	NL Industries, Inc.	44,753
4,984	OPENLANE, Inc.*	96,092
140	Perma-Fix Environmental Services, Inc.*	1,018
4,443	Pitney Bowes, Inc.	40,209
581	Pursuit Attractions & Hospitality, Inc.*	20,562
5,980	Quad/Graphics, Inc.	32,591
145	Quest Resource Holding Corp.*	377
18,247	Republic Services, Inc.	4,418,694
11,511	Rollins, Inc.	621,939
8,125	Steelcase, Inc. Class A	89,050
4,021	Tetra Tech, Inc.	117,614
309	UniFirst Corp.	53,766
6,983	Veralto Corp.	680,493
3,555	Vestis Corp.	35,195
3,626	Virco Mfg. Corp.	34,302
103	VSE Corp.	12,359
29,877	Waste Management, Inc.	6,916,824

		25,615,305

Communications Equipment – 0.5%
1,449	ADTRAN Holdings, Inc.*	12,635

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
78,337	Arista Networks, Inc.*	$ 6,069,551
225	Aviat Networks, Inc.*	4,313
2,299	Calix, Inc.*	81,477
1,146	Ciena Corp.*	69,253
204,888	Cisco Systems, Inc.	12,643,638
1,432	Clearfield, Inc.*	42,559
4,315	CommScope Holding Co., Inc.*	22,913
85	Digi International, Inc.*	2,366
1,483	F5, Inc.*	394,878
2,874	Harmonic, Inc.*	27,562
9,327	Juniper Networks, Inc.	337,544
191	Lumentum Holdings, Inc.*	11,907
12,953	Motorola Solutions, Inc.	5,670,953
1,911	NETGEAR, Inc.*	46,743
811	NetScout Systems, Inc.*	17,039
2,486	Ribbon Communications, Inc.*	9,745
16	Ubiquiti, Inc.	4,962
2,568	Viavi Solutions, Inc.*	28,736

		25,498,774

Construction & Engineering – 0.1%
2,378	AECOM	220,512
89	Ameresco, Inc. Class A*	1,075
2,283	API Group Corp.*	81,640
380	Arcosa, Inc.	29,306
265	Argan, Inc.	34,760
1,448	Bowman Consulting Group Ltd.*	31,610
140	Centuri Holdings, Inc.*(a)	2,295
580	Comfort Systems USA, Inc.	186,951
3,188	Concrete Pumping Holdings, Inc.	17,406
586	Construction Partners, Inc. Class A*	42,116
406	Dycom Industries, Inc.*	61,850
942	EMCOR Group, Inc.	348,191
3,777	Fluor Corp.*	135,292
2,310	Granite Construction, Inc.	174,174
4,495	Great Lakes Dredge & Dock Corp.*	39,107
153	IES Holdings, Inc.*	25,262
349	Limbach Holdings, Inc.*	25,990
917	MasTec, Inc.*	107,023
1,053	Matrix Service Co.*	13,089
132	MYR Group, Inc.*	14,928
2,004	Northwest Pipe Co.*	82,765
4,145	Orion Group Holdings, Inc.*	21,678
1,543	Primoris Services Corp.	88,584
2,741	Quanta Services, Inc.	696,707
360	Sterling Infrastructure, Inc.*	40,756
1,888	Tutor Perini Corp.*	43,764
422	Valmont Industries, Inc.	120,426

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
455	WillScot Holdings Corp.	$ 12,649

		2,699,906

Construction Materials – 0.1%
8,372	Eagle Materials, Inc.	1,857,998
781	Knife River Corp.*	70,454
1,012	Martin Marietta Materials, Inc.	483,868
1,975	Smith-Midland Corp.*	61,363
383	U.S. Lime & Minerals, Inc.	33,850
2,591	Vulcan Materials Co.	604,480

		3,112,013

Consumer Finance – 0.2%
3,534	Ally Financial, Inc.	128,885
14,149	American Express Co.	3,806,788
785	Atlanticus Holdings Corp.*	40,153
1,294	Bread Financial Holdings, Inc.	64,803
7,752	Capital One Financial Corp.	1,389,934
5,841	Consumer Portfolio Services, Inc.*	50,641
105	Credit Acceptance Corp.*	54,217
66	Dave, Inc.*	5,456
5,418	Discover Financial Services	924,853
576	Encore Capital Group, Inc.*	19,745
841	Enova International, Inc.*	81,207
9,810	EZCORP, Inc. Class A*	144,403
1,259	FirstCash Holdings, Inc.	151,483
3,205	Green Dot Corp. Class A*	27,050
352	LendingClub Corp.*	3,633
77	LendingTree, Inc.*	3,871
73	Moneylion, Inc.*	6,315
1,860	Navient Corp.	23,492
721	Nelnet, Inc. Class A	79,981
290	NerdWallet, Inc. Class A*	2,624
2,394	OneMain Holdings, Inc.	117,019
3,008	Oportun Financial Corp.*	16,514
2,546	OppFi, Inc.(a)	23,678
447	PRA Group, Inc.*	9,217
2,062	PROG Holdings, Inc.	54,849
2,127	Regional Management Corp.	64,044
5,866	SLM Corp.	172,284
7,107	SoFi Technologies, Inc.*	82,654
8,325	Synchrony Financial	440,725
754	Upstart Holdings, Inc.*	34,707
214	World Acceptance Corp.*	27,082

		8,052,307

Consumer Staples Distribution & Retail – 1.1%
17,213	Albertsons Cos., Inc. Class A	378,514
723	Andersons, Inc.	31,038
3,862	BJ’s Wholesale Club Holdings, Inc.*	440,654
1,148	Casey’s General Stores, Inc.	498,278
2,649	Chefs’ Warehouse, Inc.*	144,265

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – (continued)
25,871	Costco Wholesale Corp.	$ 24,468,274
4,030	Dollar General Corp.	354,358
30,220	Dollar Tree, Inc.*	2,268,615
1,827	Grocery Outlet Holding Corp.*	25,541
27	Guardian Pharmacy Services, Inc. Class A*	574
28,793	HF Foods Group, Inc.*	141,086
3,358	Ingles Markets, Inc. Class A	218,707
17,339	Kroger Co.	1,173,677
4,337	Maplebear, Inc.*	173,003
1,854	Natural Grocers by Vitamin Cottage, Inc.	74,531
4,622	Performance Food Group Co.*	363,428
2,387	PriceSmart, Inc.	209,698
9,532	SpartanNash Co.	193,118
3,518	Sprouts Farmers Market, Inc.*	536,988
15,034	Sysco Corp.	1,128,151
9,827	Target Corp.	1,025,546
7,116	U.S. Foods Holding Corp.*	465,813
4,419	United Natural Foods, Inc.*	121,036
5,882	Village Super Market, Inc. Class A	223,575
6,870	Walgreens Boots Alliance, Inc.	76,738
218,256	Walmart, Inc.	19,160,694
2,534	Weis Markets, Inc.	195,245

		54,091,145

Containers & Packaging – 0.2%
31,085	Amcor PLC	301,524
1,947	AptarGroup, Inc.	288,896
9,824	Ardagh Metal Packaging SA	29,668
2,204	Avery Dennison Corp.	392,246
4,336	Ball Corp.	225,776
3,219	Berry Global Group, Inc.	224,718
2,674	Crown Holdings, Inc.	238,681
5,653	Graphic Packaging Holding Co.	146,752
1,345	Greif, Inc. Class A	73,962
46,546	International Paper Co.	2,483,229
560	Myers Industries, Inc.	6,681
12,665	Packaging Corp. of America	2,507,923
1,514	Pactiv Evergreen, Inc.	27,267
2,324	Ranpak Holdings Corp.*	12,596
2,705	Sealed Air Corp.	78,174
3,013	Silgan Holdings, Inc.	154,025
2,690	Sonoco Products Co.	127,076
5,871	TriMas Corp.	137,558

		7,456,752

Distributors – 0.0%
1,057	A-Mark Precious Metals, Inc.	26,816
2,675	Genuine Parts Co.	318,699

Shares	Description	Value

Common Stocks – (continued)
Distributors – (continued)
194	GigaCloud Technology, Inc. Class A*	$ 2,755
5,185	LKQ Corp.	220,570
1,133	Pool Corp.	360,691
3,996	Weyco Group, Inc.	121,798

		1,051,329

Diversified Consumer Services – 0.1%
7,429	ADT, Inc.	60,472
1,157	Adtalem Global Education, Inc.*	116,441
2,452	American Public Education, Inc.*	54,729
733	Bright Horizons Family Solutions, Inc.*	93,120
4,064	Carriage Services, Inc.	157,480
1,731	Coursera, Inc.*	11,529
697	Duolingo, Inc.*	216,446
238	European Wax Center, Inc. Class A*	940
4,550	Frontdoor, Inc.*	174,811
93	Graham Holdings Co. Class B	89,360
1,531	Grand Canyon Education, Inc.*	264,894
5,062	H&R Block, Inc.	277,954
534	KinderCare Learning Cos., Inc.*	6,189
6,486	Laureate Education, Inc.*	132,639
8,221	Lincoln Educational Services Corp.*	130,467
3,026	Mister Car Wash, Inc.*	23,875
27,091	Nerdy, Inc.*	38,469
5,468	OneSpaWorld Holdings Ltd.	91,808
3,555	Perdoceo Education Corp.	89,515
2,437	Service Corp. International	195,447
145	Strategic Education, Inc.	12,174
1,502	Stride, Inc.*	190,003
5,279	Udemy, Inc.*	40,965
2,618	Universal Technical Institute, Inc.*	67,230
111,329	WW International, Inc.*(a)	58,181
15	Zspace, Inc.*	111

		2,595,249

Diversified REITs – 0.0%
10,303	Alexander & Baldwin, Inc.	177,521
14,177	Alpine Income Property Trust, Inc.	237,040
3,774	American Assets Trust, Inc.	76,008
16,589	Armada Hoffler Properties, Inc.	124,583
8,765	Broadstone Net Lease, Inc.	149,356
10,877	CTO Realty Growth, Inc.	210,035
8,448	Empire State Realty Trust, Inc. Class A	66,063

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified REITs – (continued)
5,725	Essential Properties Realty Trust, Inc.	$ 186,864
13,848	Gladstone Commercial Corp.	207,443
12,682	Global Net Lease, Inc.	101,963
20,449	NexPoint Diversified Real Estate Trust	78,320
8,985	One Liberty Properties, Inc.	236,036
4,066	WP Carey, Inc.	256,605

		2,107,837

Diversified Telecommunication Services – 0.3%
793	Anterix, Inc.*	29,024
979	AST SpaceMobile, Inc.*(a)	22,262
373,521	AT&T, Inc.	10,563,174
508	ATN International, Inc.	10,317
546	Bandwidth, Inc. Class A*	7,153
1,730	Cogent Communications Holdings, Inc.	106,066
2,949	Frontier Communications Parent, Inc.*	105,751
339	Globalstar, Inc.*	7,072
4,717	IDT Corp. Class B	242,029
440	Iridium Communications, Inc.	12,021
6,186	Liberty Latin America Ltd. Class A*	39,157
6,408	Liberty Latin America Ltd. Class C*	39,794
24,765	Lumen Technologies, Inc.*	97,079
1,114	Shenandoah Telecommunications Co.	14,003
93,093	Verizon Communications, Inc.	4,222,699

		15,517,601

Electric Utilities – 0.4%
3,082	ALLETE, Inc.	202,487
5,589	Alliant Energy Corp.	359,652
11,399	American Electric Power Co., Inc.	1,245,569
5,560	Constellation Energy Corp.	1,121,063
16,702	Duke Energy Corp.	2,037,143
5,434	Edison International	320,171
37,935	Entergy Corp.	3,243,063
5,393	Evergy, Inc.	371,847
6,773	Eversource Energy	420,671
21,144	Exelon Corp.	974,316
10,892	FirstEnergy Corp.	440,255
5,519	Genie Energy Ltd. Class B	83,061
3,944	Hawaiian Electric Industries, Inc.*	43,187
2,037	IDACORP, Inc.	236,740
1,926	MGE Energy, Inc.	179,041
43,526	NextEra Energy, Inc.	3,085,558
3,301	NRG Energy, Inc.	315,113
5,788	OGE Energy Corp.	266,016
1,444	Otter Tail Corp.	116,054

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
39,296	PG&E Corp.	$ 675,105
2,910	Pinnacle West Capital Corp.	277,178
3,888	Portland General Electric Co.	173,405
15,899	PPL Corp.	574,113
23,704	Southern Co.	2,179,583
4,504	TXNM Energy, Inc.	240,874
12,506	Xcel Energy, Inc.	885,300

		20,066,565

Electrical Equipment – 0.3%
816	Acuity, Inc.	214,894
281	Allient, Inc.	6,176
288	American Superconductor Corp.*	5,224
4,630	AMETEK, Inc.	797,008
10,489	Amprius Technologies, Inc.*	28,111
1,260	Array Technologies, Inc.*	6,136
619	Atkore, Inc.	37,134
62,802	Babcock & Wilcox Enterprises, Inc.*	42,228
24,836	Blink Charging Co.*(a)	22,792
2,308	Bloom Energy Corp. Class A*	45,375
1,857	ChargePoint Holdings, Inc.*(a)	1,124
26,026	Eaton Corp. PLC	7,074,648
11,767	Emerson Electric Co.	1,290,134
3,126	Energy Vault Holdings, Inc.*	2,174
1,237	EnerSys	113,285
1,357	Enovix Corp.*	9,960
5,412	ESS Tech, Inc.*(a)	17,643
510	Fluence Energy, Inc.*	2,474
4,918	GE Vernova, Inc.	1,501,367
1,148	Generac Holdings, Inc.*	145,394
3,978	GrafTech International Ltd.*	3,478
875	Hubbell, Inc.	289,546
23,443	Hyliion Holdings Corp.*	32,820
3,414	LSI Industries, Inc.	58,038
96	NANO Nuclear Energy, Inc.*	2,540
2,173	NEXTracker, Inc. Class A*	91,570
621	nVent Electric PLC	32,553
552	Plug Power, Inc.*	745
77	Powell Industries, Inc.	13,115
600	Preformed Line Products Co.	84,054
517	Regal Rexnord Corp.	58,861
2,180	Rockwell Automation, Inc.	563,268
1,842	Sensata Technologies Holding PLC	44,705
5,585	SES AI Corp.*(a)	2,908
1,384	Shoals Technologies Group, Inc. Class A*	4,595
105	SolarMax Technology, Inc.*	126
322	Solidion Technology, Inc.*	39
30,011	Stem, Inc.*(a)	10,513
13,559	T1 Energy, Inc.*	17,084
2,687	Thermon Group Holdings, Inc.*	74,833

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – (continued)
13,879	TPI Composites, Inc.*(a)	$ 11,187
10	Ultralife Corp.*	54
51,902	Vertiv Holdings Co. Class A	3,747,324
104	Vicor Corp.*	4,865

		16,512,102

Electronic Equipment, Instruments & Components – 0.3%
4,129	908 Devices, Inc.*	18,498
408	Advanced Energy Industries, Inc.	38,886
10,767	Aeva Technologies, Inc.*	75,369
29,566	Amphenol Corp. Class A	1,939,234
2,021	Arlo Technologies, Inc.*	19,947
966	Arrow Electronics, Inc.*	100,300
2,050	Avnet, Inc.	98,584
1,178	Badger Meter, Inc.	224,114
360	Bel Fuse, Inc. Class B	26,950
828	Belden, Inc.	83,007
906	Benchmark Electronics, Inc.	34,455
2,941	CDW Corp.	471,325
381	Climb Global Solutions, Inc.	42,200
1,255	Cognex Corp.	37,437
433	Coherent Corp.*	28,119
15,291	Corning, Inc.	700,022
1,649	Crane NXT Co.	84,759
2,164	CTS Corp.	89,914
2,283	Daktronics, Inc.*	27,807
345	ePlus, Inc.*	21,055
5,747	Evolv Technologies Holdings, Inc.*	17,931
301	Fabrinet*	59,450
862	FARO Technologies, Inc.*	23,533
4,725	Flex Ltd.*	156,303
13,514	Identiv, Inc.*	43,110
37	Ingram Micro Holding Corp.	656
502	Insight Enterprises, Inc.*	75,295
647	Itron, Inc.*	67,780
1,095	Jabil, Inc.	148,997
3,270	Keysight Technologies, Inc.*	489,748
3,091	Kimball Electronics, Inc.*	50,847
5,808	Knowles Corp.*	88,282
24,603	Lightwave Logic, Inc.*	25,218
289	Littelfuse, Inc.	56,858
10,637	MicroVision, Inc.*(a)	13,190
1,220	Mirion Technologies, Inc.*	17,690
623	Napco Security Technologies, Inc.	14,341
1,751	nLight, Inc.*	13,605
778	Novanta, Inc.*	99,483
609	OSI Systems, Inc.*	118,353
3,080	Ouster, Inc.*	27,658
570	PAR Technology Corp.*	34,964
1,047	PC Connection, Inc.	65,354
698	Plexus Corp.*	89,435
2,116	Powerfleet, Inc. NJ*	11,617

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
2,962	Red Cat Holdings, Inc.*(a)	$ 17,417
245	Rogers Corp.*	16,545
754	Sanmina Corp.*	57,440
115	ScanSource, Inc.*	3,911
16,742	SmartRent, Inc.*	20,258
14,144	TD SYNNEX Corp.	1,470,410
6,326	TE Connectivity PLC	893,990
5,002	Teledyne Technologies, Inc.*	2,489,545
4,187	Trimble, Inc.*	274,877
751	TTM Technologies, Inc.*	15,403
675	Vishay Intertechnology, Inc.	10,732
4,299	Vishay Precision Group, Inc.*	103,563
48,164	Vontier Corp.	1,582,187
18,438	Vuzix Corp.*(a)	37,613
9,811	Zebra Technologies Corp. Class A*	2,772,196

		15,737,767

Energy Equipment & Services – 0.1%
3,177	Archrock, Inc.	83,364
470	Aris Water Solutions, Inc. Class A	15,059
921	Atlas Energy Solutions, Inc.	16,431
20,075	Baker Hughes Co.	882,296
1,135	Bristow Group, Inc.*	35,843
1,176	Cactus, Inc. Class A	53,896
1,481	Core Laboratories, Inc.	22,200
1,277	DMC Global, Inc.*	10,752
51	Drilling Tools International Corp.*	121
42	Flowco Holdings, Inc. Class A*	1,077
3,383	Forum Energy Technologies, Inc.*	68,032
13,116	Halliburton Co.	332,753
2,012	Helix Energy Solutions Group, Inc.*	16,720
182	Helmerich & Payne, Inc.	4,754
674	Kodiak Gas Services, Inc.	25,140
1,478	Liberty Energy, Inc.	23,397
23	Nabors Industries Ltd.*	959
3,684	National Energy Services Reunited Corp.*	27,114
3,955	Natural Gas Services Group, Inc.*	86,891
980	Noble Corp. PLC	23,226
5,576	NOV, Inc.	84,867
15,806	NPK International, Inc.*	91,833
966	Oceaneering International, Inc.*	21,068
2,048	Oil States International, Inc.*	10,547
4,718	Patterson-UTI Energy, Inc.	38,782
1,980	ProFrac Holding Corp. Class A*(a)	15,028
2,085	ProPetro Holding Corp.*	15,325

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services – (continued)
5,825	Ranger Energy Services, Inc. Class A	$ 82,657
2,193	RPC, Inc.	12,062
27,079	Schlumberger NV	1,131,902
6,598	SEACOR Marine Holdings, Inc.*	33,386
215	Seadrill Ltd.*	5,375
2,490	Select Water Solutions, Inc.	26,145
349	Solaris Energy Infrastructure, Inc.	7,594
6,408	TechnipFMC PLC	203,070
13,702	TETRA Technologies, Inc.*	46,039
625	Tidewater, Inc.*	26,419
318	Valaris Ltd.*	12,485
983	Weatherford International PLC	52,640

		3,647,249

Entertainment – 0.6%
5,101	Atlanta Braves Holdings, Inc. Class C*	204,091
84	Atlanta Braves Holdings, Inc. Class A*	3,685
4,475	Cinemark Holdings, Inc.	111,383
5,441	Electronic Arts, Inc.	786,333
3,044	Eventbrite, Inc. Class A*	6,423
7,513	Golden Matrix Group, Inc.*	14,801
354	IMAX Corp.*	9,328
4,611	Liberty Media Corp.-Liberty Formula One Class C*	415,036
875	Liberty Media Corp.-Liberty Formula One Class A*	71,286
1,464	Liberty Media Corp.-Liberty Live Class C*	99,757
1,003	Liberty Media Corp.-Liberty Live Class A*	67,442
4,765	Live Nation Entertainment, Inc.*	622,214
522	LiveOne, Inc.*	365
3,666	Madison Square Garden Entertainment Corp.*	120,025
997	Madison Square Garden Sports Corp.*	194,136
6,191	Marcus Corp.	103,328
12,719	Netflix, Inc.*	11,860,849
20,611	Playstudios, Inc.*	26,176
13,208	Playtika Holding Corp.	68,285
6,895	Reservoir Media, Inc.*	52,609
14,123	ROBLOX Corp. Class A*	823,230
1,386	Roku, Inc.*	97,630
10,915	Skillz, Inc.*	49,117
4,311	Spotify Technology SA*	2,371,179
3,524	Take-Two Interactive Software, Inc.*	730,349
1,497	TKO Group Holdings, Inc.	228,756

Shares	Description	Value

Common Stocks – (continued)
Entertainment – (continued)
637	Vivid Seats, Inc. Class A*	$ 1,885
94,534	Walt Disney Co.	9,330,506
29,156	Warner Bros Discovery, Inc.*	312,844
3,480	Warner Music Group Corp. Class A	109,098

		28,892,146

Financial Services – 2.4%
22,742	Acacia Research Corp.*	72,774
611	Affirm Holdings, Inc.*	27,611
5,207	Alerus Financial Corp.	96,121
12,002	Apollo Global Management, Inc.	1,643,554
1,434	AvidXchange Holdings, Inc.*	12,160
3,686	Banco Latinoamericano de Comercio Exterior SA	134,908
68,483	Berkshire Hathaway, Inc. Class B*	36,472,676
10,817	Block, Inc.*	587,688
7,754	Cannae Holdings, Inc.	142,131
6,710	Cantaloupe, Inc.*	52,808
3,494	Cass Information Systems, Inc.	151,115
4,211	Compass Diversified Holdings	78,619
7,032	Corebridge Financial, Inc.	222,000
7,787	Corpay, Inc.*	2,715,483
4,436	Enact Holdings, Inc.	154,151
11,779	Equitable Holdings, Inc.	613,568
3,265	Essent Group Ltd.	188,456
1,593	Euronet Worldwide, Inc.*	170,212
4,541	EVERTEC, Inc.	166,973
557	Federal Agricultural Mortgage Corp. Class C	104,443
14,158	Fiserv, Inc.*	3,126,511
996	Flywire Corp.*	9,462
4,205	Global Payments, Inc.	411,754
7,825	International Money Express, Inc.*	98,752
2,216	Jack Henry & Associates, Inc.	404,642
1,287	Jackson Financial, Inc. Class A	107,825
3,339	Marqeta, Inc. Class A*	13,757
47,898	Mastercard, Inc. Class A	26,253,852
1,153	Merchants Bancorp	42,661
9,440	MGIC Investment Corp.	233,923
2,069	Mr. Cooper Group, Inc.*	247,452
1,651	NCR Atleos Corp.*	43,553
5,149	NMI Holdings, Inc.*	185,621
1,455	Onity Group, Inc.*	47,026
795	Pagseguro Digital Ltd. Class A*	6,066
219	Paymentus Holdings, Inc. Class A*	5,716
6,301	Payoneer Global, Inc.*	46,060
73,510	PayPal Holdings, Inc.*	4,796,527

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financial Services – (continued)
25,823	Paysign, Inc.*	$ 54,745
721	PennyMac Financial Services, Inc.	72,179
4,662	Radian Group, Inc.	154,172
1,687	Remitly Global, Inc.*	35,090
8,786	Repay Holdings Corp.*	48,938
6,757	Security National Financial Corp. Class A*	81,760
96	Sezzle, Inc.*	3,349
1,302	Shift4 Payments, Inc. Class A*	106,386
1,228	StoneCo Ltd. Class A*	12,869
6,589	Toast, Inc. Class A*	218,557
539	UWM Holdings Corp.	2,943
10,455	Velocity Financial, Inc.*	195,613
96,642	Visa, Inc. Class A	33,869,155
2,727	Voya Financial, Inc.	184,782
894	Walker & Dunlop, Inc.	76,312
8,010	Waterstone Financial, Inc.	107,735
22,760	Western Union Co.	240,801
656	WEX, Inc.*	103,005

		115,457,002

Food Products – 0.2%
8,806	Archer-Daniels-Midland Co.	422,776
4,694	B&G Foods, Inc.	32,248
13,159	Beyond Meat, Inc.*(a)	40,135
35,027	BRC, Inc. Class A*	73,206
2,194	Bunge Global SA	167,665
2,924	Calavo Growers, Inc.	70,147
2,552	Cal-Maine Foods, Inc.	231,977
4,477	Campbell’s Co.	178,722
10,085	Conagra Brands, Inc.	268,967
2,196	Darling Ingredients, Inc.*	68,603
9,322	Dole PLC	134,703
16,174	Flowers Foods, Inc.	307,468
45	Forafric Global PLC*	387
5,504	Fresh Del Monte Produce, Inc.	169,688
736	Freshpet, Inc.*	61,213
12,742	General Mills, Inc.	761,844
3,968	Hain Celestial Group, Inc.*	16,467
3,703	Hershey Co.	633,324
5,435	Hormel Foods Corp.	168,159
2,003	Ingredion, Inc.	270,826
1,434	J&J Snack Foods Corp.	188,887
2,062	J.M. Smucker Co.	244,161
2,960	John B Sanfilippo & Son, Inc.	209,746
8,339	Kellanova	687,884
15,090	Kraft Heinz Co.	459,189
612	Lamb Weston Holdings, Inc.	32,620
1,185	Lancaster Colony Corp.	207,375
4,646	Lifeway Foods, Inc.*	113,595
7,318	Limoneira Co.	129,675
18,734	Mama’s Creations, Inc.*	121,958
5,863	McCormick & Co., Inc.	482,584

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
1,757	Mission Produce, Inc.*	$ 18,413
29,114	Mondelez International, Inc. Class A	1,975,385
2,874	Pilgrim’s Pride Corp.*	156,662
1,584	Post Holdings, Inc.*	184,314
19	Seaboard Corp.	51,245
1,882	Seneca Foods Corp. Class A*	167,573
3,721	Simply Good Foods Co.*	128,337
6,242	SunOpta, Inc.*	30,336
4,019	Tootsie Roll Industries, Inc.	126,542
1,660	TreeHouse Foods, Inc.*	44,969
6,302	Tyson Foods, Inc. Class A	402,131
5,051	Utz Brands, Inc.	71,118
3,550	Vital Farms, Inc.*	108,169
5,854	Westrock Coffee Co.*(a)	42,266
3,922	WK Kellogg Co.	78,165

		10,541,824

Gas Utilities – 0.0%
3,289	Atmos Energy Corp.	508,414
1,505	Chesapeake Utilities Corp.	193,287
8,348	MDU Resources Group, Inc.	141,165
3,163	National Fuel Gas Co.	250,478
4,091	New Jersey Resources Corp.	200,704
4,332	Northwest Natural Holding Co.	185,063
2,306	ONE Gas, Inc.	174,310
1,532	Southwest Gas Holdings, Inc.	109,998
2,219	Spire, Inc.	173,637
12,507	Star Group LP	164,842
4,283	UGI Corp.	141,639

		2,243,537

Ground Transportation – 0.4%
194	ArcBest Corp.	13,693
223	Avis Budget Group, Inc.*	16,926
6,559	Covenant Logistics Group, Inc.	145,610
138,538	CSX Corp.	4,077,173
10,016	FTAI Infrastructure, Inc.	45,372
8,414	Heartland Express, Inc.	77,577
1,153	JB Hunt Transport Services, Inc.	170,586
1,524	Knight-Swift Transportation Holdings, Inc.	66,279
1,413	Landstar System, Inc.	212,233
5,845	Lyft, Inc. Class A*	69,380
8,910	Marten Transport Ltd.	122,245
4,253	Norfolk Southern Corp.	1,007,323
5,015	Old Dominion Freight Line, Inc.	829,732
1,508	PAMT Corp.*	18,307
16,886	Proficient Auto Logistics, Inc.*	141,336
1,316	RXO, Inc.*	25,136

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – (continued)
901	Ryder System, Inc.	$ 129,573
155	Saia, Inc.*	54,162
2,637	Schneider National, Inc. Class B	60,255
58,554	Uber Technologies, Inc.*	4,266,244
599	U-Haul Holding Co.*	39,151
1,777	U-Haul Holding Co.	105,163
39,356	Union Pacific Corp.	9,297,461
331	Universal Logistics Holdings, Inc.	8,685
2,216	Werner Enterprises, Inc.	64,929
1,525	XPO, Inc.*	164,059

		21,228,590

Health Care Equipment & Supplies – 1.4%
90,872	Abbott Laboratories	12,054,171
21,487	Accuray, Inc.*	38,462
11,479	Align Technology, Inc.*	1,823,554
4,046	Alphatec Holdings, Inc.*	41,026
10,884	AngioDynamics, Inc.*	102,201
51	Anteris Technologies Global Corp.*	186
7,617	Artivion, Inc.*	187,226
2,294	AtriCure, Inc.*	74,004
3,435	Avanos Medical, Inc.*	49,223
6,445	Axogen, Inc.*	119,232
7,345	Baxter International, Inc.	251,419
22,603	Becton Dickinson & Co.	5,177,443
74	Beta Bionics, Inc.*	906
7,132	Bioventus, Inc. Class A*	65,258
83,101	Boston Scientific Corp.*	8,383,229
6,288	Butterfly Network, Inc.*	14,337
40,894	Cerus Corp.*	56,843
6,280	ClearPoint Neuro, Inc.*	74,669
604	CONMED Corp.	36,475
3,938	Cooper Cos., Inc.*	332,170
3,435	CVRx, Inc.*	42,010
7,341	Delcath Systems, Inc.*	93,451
4,715	Dentsply Sirona, Inc.	70,442
9,808	Dexcom, Inc.*	669,788
11,789	Edwards Lifesciences Corp.*	854,467
5,643	Electromed, Inc.*	134,642
6,720	Embecta Corp.	85,680
1,205	Enovis Corp.*	46,043
2,433	Envista Holdings Corp.*	41,994
21,524	Fractyl Health, Inc.*	25,614
10,187	GE HealthCare Technologies, Inc.	822,193
1,484	Glaukos Corp.*	146,055
3,285	Globus Medical, Inc. Class A*	240,462
1,299	Haemonetics Corp.*	82,551
5,838	Hologic, Inc.*	360,613
483	ICU Medical, Inc.*	67,069
2,518	IDEXX Laboratories, Inc.*	1,057,434
68	Inmode Ltd.*	1,206

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
9,612	Inogen, Inc.*	$ 68,533
804	Inspire Medical Systems, Inc.*	128,061
2,391	Insulet Corp.*	627,900
1,019	Integer Holdings Corp.*	120,252
22,588	Intuitive Surgical, Inc.*	11,187,159
4,866	iRadimed Corp.	255,368
594	iRhythm Technologies, Inc.*	62,180
2,430	Lantheus Holdings, Inc.*	237,168
1,888	LeMaitre Vascular, Inc.	158,403
27	LivaNova PLC*	1,061
1,145	Masimo Corp.*	190,757
87,217	Medtronic PLC	7,837,320
2,937	Merit Medical Systems, Inc.*	310,470
5,572	NeuroPace, Inc.*	68,480
4,585	Nevro Corp.*	26,776
908	Novocure Ltd.*	16,181
2,485	Omnicell, Inc.*	86,876
4,351	OraSure Technologies, Inc.*	14,663
9,322	Orchestra BioMed Holdings, Inc.*	39,898
9,167	Orthofix Medical, Inc.*	149,514
1,638	OrthoPediatrics Corp.*	40,344
4,682	Paragon 28, Inc.*	61,147
1,027	Penumbra, Inc.*	274,630
673	PROCEPT BioRobotics Corp.*	39,209
7,742	Pulmonx Corp.*	52,104
517	Pulse Biosciences, Inc.*(a)	8,318
3,590	ResMed, Inc.	803,621
1,342	RxSight, Inc.*	33,885
3,756	Sanara Medtech, Inc.*	115,948
56	Semler Scientific, Inc.*	2,027
33,028	Senseonics Holdings, Inc.*	21,670
5,264	SI-BONE, Inc.*	73,854
27,754	Sight Sciences, Inc.*	66,610
3,368	Solventum Corp.*	256,103
1,783	STAAR Surgical Co.*	31,434
55,580	Stereotaxis, Inc.*	97,821
2,294	STERIS PLC	519,935
19,883	Stryker Corp.	7,401,447
6,790	Surmodics, Inc.*	207,299
7,313	Tactile Systems Technology, Inc.*	96,678
2,635	Tandem Diabetes Care, Inc.*	50,487
755	Teleflex, Inc.	104,333
271	TransMedics Group, Inc.*	18,233
4,193	Treace Medical Concepts, Inc.*	35,179
60	UFP Technologies, Inc.*	12,103
4,606	Utah Medical Products, Inc.	258,120
4,454	Zimmer Biomet Holdings, Inc.	504,104
3,492	Zimvie, Inc.*	37,714

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
18,436	Zynex, Inc.*(a)	$ 40,559

		66,575,684

Health Care Providers & Services – 1.2%
206	Accolade, Inc.*	1,438
4,671	AdaptHealth Corp.*	50,634
1,287	Addus HomeCare Corp.*	127,271
2,546	agilon health, Inc.*	11,024
10,769	AirSculpt Technologies, Inc.*(a)	25,146
4,534	Alignment Healthcare, Inc.*	84,423
3,149	Amedisys, Inc.*	291,692
1,821	AMN Healthcare Services, Inc.*	44,542
6,387	Ardent Health Partners, Inc.*	87,821
356	Astrana Health, Inc.*	11,040
5,936	Aveanna Healthcare Holdings, Inc.*	32,173
2,702	BrightSpring Health Services, Inc.*	48,879
5,127	Brookdale Senior Living, Inc.*	32,095
6,421	Cardinal Health, Inc.	884,621
1,747	Castle Biosciences, Inc.*	34,975
5,170	Cencora, Inc.	1,437,725
8,746	Centene Corp.*	530,970
519	Chemed Corp.	319,351
5,939	Cigna Group	1,953,931
21,430	Clover Health Investments Corp.*	76,934
562	Community Health Systems, Inc.*	1,517
2,624	Concentra Group Holdings Parent, Inc.	56,941
1,617	CorVel Corp.*	181,055
5,357	Cross Country Healthcare, Inc.*	79,766
24,488	CVS Health Corp.	1,659,062
1,440	DaVita, Inc.*	220,277
10,293	DocGo, Inc.*	27,174
19,452	Elevance Health, Inc.	8,460,842
2,705	Encompass Health Corp.	273,962
7,186	Enhabit, Inc.*	63,165
1,774	Ensign Group, Inc.	229,556
2,833	Fulgent Genetics, Inc.*	47,878
278	GeneDx Holdings Corp.*	24,621
1,633	Guardant Health, Inc.*	69,566
4,319	HCA Healthcare, Inc.	1,492,430
2,186	HealthEquity, Inc.*	193,177
3,432	Henry Schein, Inc.*	235,058
3,299	Hims & Hers Health, Inc.*	97,485
2,268	Humana, Inc.	600,113
15,171	InfuSystem Holdings, Inc.*	81,620
20,125	Innovage Holding Corp.*	59,972
11,276	Joint Corp.*	140,837

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,974	Labcorp Holdings, Inc.	$ 459,429
835	LifeStance Health Group, Inc.*	5,561
9,238	McKesson Corp.	6,217,082
12,604	ModivCare, Inc.*	16,574
1,120	Molina Healthcare, Inc.*	368,917
430	Nano-X Imaging Ltd.*(a)	2,148
640	National HealthCare Corp.	59,392
8,778	National Research Corp.	112,358
84	NeoGenomics, Inc.*	797
23,636	OPKO Health, Inc.*	39,236
3,228	Option Care Health, Inc.*	112,819
2,680	Owens & Minor, Inc.*	24,200
932	PACS Group, Inc.*	10,476
3,444	Patterson Cos., Inc.	107,591
5,811	Pediatrix Medical Group, Inc.*	84,201
2,372	Pennant Group, Inc.*	59,656
19,376	Performant Healthcare, Inc.*	57,353
4,999	Premier, Inc. Class A	96,381
861	Privia Health Group, Inc.*	19,329
3,430	Progyny, Inc.*	76,626
2,892	Quest Diagnostics, Inc.	489,326
27	Quipt Home Medical Corp.*	63
939	RadNet, Inc.*	46,687
4,150	Select Medical Holdings Corp.	69,305
1,959	Sonida Senior Living, Inc.*	45,625
1,820	Surgery Partners, Inc.*	43,225
19,067	Talkspace, Inc.*	48,811
1,450	Tenet Healthcare Corp.*	195,025
900	U.S. Physical Therapy, Inc.	65,124
47,720	UnitedHealth Group, Inc.	24,993,350
1,010	Universal Health Services, Inc. Class B	189,779
28,791	Viemed Healthcare, Inc.*	209,598

		54,708,803

Health Care REITs – 0.1%
2,017	Alexandria Real Estate Equities, Inc.	186,593
4,783	American Healthcare REIT, Inc.	144,925
6,794	CareTrust REIT, Inc.	194,172
3,358	Community Healthcare Trust, Inc.	60,981
9,406	Diversified Healthcare Trust	22,574
22,080	Global Medical REIT, Inc.	193,200
10,449	Healthcare Realty Trust, Inc.	176,588
13,318	Healthpeak Properties, Inc.	269,290
5,497	LTC Properties, Inc.	194,869
627	Medical Properties Trust, Inc.	3,781
2,484	National Health Investors, Inc.	183,468
6,768	Omega Healthcare Investors, Inc.	257,725

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care REITs – (continued)
9,042	Sabra Health Care REIT, Inc.	$ 157,964
5,631	Sila Realty Trust, Inc.	150,404
77	Strawberry Fields REIT, Inc.	917
5,572	Universal Health Realty Income Trust	228,229
8,397	Ventas, Inc.	577,378
13,327	Welltower, Inc.	2,041,830

		5,044,888

Health Care Technology – 0.0%
1,638	American Well Corp. Class A*	12,907
1,917	Doximity, Inc. Class A*	111,243
953	Evolent Health, Inc. Class A*	9,025
11,638	GoodRx Holdings, Inc. Class A*	51,324
44	Health Catalyst, Inc.*	199
6,120	HealthStream, Inc.	196,942
5,130	LifeMD, Inc.*	27,907
6,065	OptimizeRx Corp.*	52,523
3,221	Phreesia, Inc.*	82,329
459	Schrodinger, Inc.*	9,061
1,576	Simulations Plus, Inc.	38,643
2,581	Teladoc Health, Inc.*	20,545
2,994	TruBridge, Inc.*	82,395
4,153	Veeva Systems, Inc. Class A*	961,959
424	Waystar Holding Corp.*	15,841

		1,672,843

Hotel & Resort REITs – 0.0%
7,202	Apple Hospitality REIT, Inc.	92,978
3,871	Braemar Hotels & Resorts, Inc.	9,639
12,773	Chatham Lodging Trust	91,072
10,374	DiamondRock Hospitality Co.	80,087
10,022	Host Hotels & Resorts, Inc.	142,413
6,202	Park Hotels & Resorts, Inc.	66,237
1,393	Pebblebrook Hotel Trust	14,111
9,423	RLJ Lodging Trust	74,347
1,543	Ryman Hospitality Properties, Inc.	141,092
975	Service Properties Trust	2,545
12,930	Summit Hotel Properties, Inc.	69,951
8,453	Sunstone Hotel Investors, Inc.	79,543
4,825	Xenia Hotels & Resorts, Inc.	56,742

		920,757

Hotels, Restaurants & Leisure – 0.9%
9,056	Accel Entertainment, Inc.*	89,836
11,784	Airbnb, Inc. Class A*	1,407,717
5,063	Aramark	174,775
156	Biglari Holdings, Inc. Class B*	33,780
346	BJ’s Restaurants, Inc.*	11,854
1,016	Bloomin’ Brands, Inc.	7,285

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,386	Booking Holdings, Inc.	$ 10,992,087
1,424	Boyd Gaming Corp.	93,742
996	Brinker International, Inc.*	148,454
128	Caesars Entertainment, Inc.*	3,200
14,065	Carnival Corp.*	274,689
1,147	Cava Group, Inc.*	99,112
22,872	Century Casinos, Inc.*	38,654
1,273	Cheesecake Factory, Inc.	61,944
39,972	Chipotle Mexican Grill, Inc.*	2,006,994
1,485	Choice Hotels International, Inc.(a)	197,178
1,915	Churchill Downs, Inc.	212,699
40	Cracker Barrel Old Country Store, Inc.	1,553
2,695	Darden Restaurants, Inc.	559,913
13,314	Denny’s Corp.*	48,862
82	Despegar.com Corp.*	1,541
797	Dine Brands Global, Inc.	18,546
964	Domino’s Pizza, Inc.	442,910
9,814	DoorDash, Inc. Class A*	1,793,705
9,903	DraftKings, Inc. Class A*	328,879
969	Dutch Bros, Inc. Class A*	59,826
9,282	El Pollo Loco Holdings, Inc.*	95,605
7,134	Everi Holdings, Inc.*	97,522
3,692	Expedia Group, Inc.	620,625
944	First Watch Restaurant Group, Inc.*	15,718
3,582	Flutter Entertainment PLC*	793,592
14,528	Global Business Travel Group I*	105,473
4,675	Golden Entertainment, Inc.	123,373
1,308	Hilton Grand Vacations, Inc.*	48,932
6,142	Hilton Worldwide Holdings, Inc.	1,397,612
476	Hyatt Hotels Corp. Class A	58,310
15,359	Inspired Entertainment, Inc.*	131,166
125	International Game Technology PLC	2,033
156	Jack in the Box, Inc.	4,242
706	Krispy Kreme, Inc.	3,474
56	Kura Sushi USA, Inc. Class A*	2,867
7,734	Las Vegas Sands Corp.	298,764
1,383	Life Time Group Holdings, Inc.*	41,767
1,625	Light & Wonder, Inc.*	140,741
1,630	Lindblad Expeditions Holdings, Inc.*	15,110
16,331	Marriott International, Inc. Class A	3,890,044
16,166	McDonald’s Corp.	5,049,773
2,130	MGM Resorts International*	63,133
2,274	Monarch Casino & Resort, Inc.	176,803
2,701	Nathan’s Famous, Inc.	260,309

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
62,694	Noodles & Co.*	$ 68,336
8,545	Norwegian Cruise Line Holdings Ltd.*	162,013
169	ONE Group Hospitality, Inc.*	505
1,420	Papa John’s International, Inc.	58,334
2,045	Planet Fitness, Inc. Class A*	197,567
15,466	PlayAGS, Inc.*	187,293
1,719	Portillo’s, Inc. Class A*	20,439
7,243	Potbelly Corp.*	68,881
1,133	RCI Hospitality Holdings, Inc.	48,651
14,214	Red Robin Gourmet Burgers, Inc.*	50,602
1,443	Red Rock Resorts, Inc. Class A	62,583
5,496	Royal Caribbean Cruises Ltd.	1,129,098
6,636	Rush Street Interactive, Inc.*	71,138
7,644	Sabre Corp.*	21,480
314	Shake Shack, Inc. Class A*	27,685
657	Six Flags Entertainment Corp.	23,435
30,862	Starbucks Corp.	3,027,254
1,236	Super Group SGHC Ltd.	7,960
1,133	Sweetgreen, Inc. Class A*	28,348
2,757	Target Hospitality Corp.*	18,141
2,110	Texas Roadhouse, Inc.	351,589
2,009	Travel & Leisure Co.	92,997
557	United Parks & Resorts, Inc.*	25,321
909	Vail Resorts, Inc.	145,458
843	Viking Holdings Ltd.*	33,509
8,687	Wendy’s Co.	127,091
744	Wingstop, Inc.	167,832
1,958	Wyndham Hotels & Resorts, Inc.	177,219
940	Wynn Resorts Ltd.	78,490
2,765	Xponential Fitness, Inc. Class A*	23,032
7,649	Yum! Brands, Inc.	1,203,647

		40,252,651

Household Durables – 0.1%
219	Cavco Industries, Inc.*	113,799
168	Century Communities, Inc.	11,273
599	Champion Homes, Inc.*	56,761
12,948	Cricut, Inc. Class A	66,682
5,297	DR Horton, Inc.	673,408
231	Dream Finders Homes, Inc. Class A*	5,211
5,294	Ethan Allen Interiors, Inc.	146,644
1,048	Flexsteel Industries, Inc.	38,263
83,403	GoPro, Inc. Class A*	55,288
425	Green Brick Partners, Inc.*	24,782
503	Hamilton Beach Brands Holding Co. Class A	9,773
504	Helen of Troy Ltd.*	26,959
6,901	Hooker Furnishings Corp.	69,286

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
3	Hovnanian Enterprises, Inc. Class A*	$ 314
501	Installed Building Products, Inc.	85,901
2,424	iRobot Corp.*	6,545
836	KB Home	48,588
269	Landsea Homes Corp.*	1,727
2,560	La-Z-Boy, Inc.	100,070
3,287	Legacy Housing Corp.*	82,898
1,832	Leggett & Platt, Inc.	14,491
3,730	Lennar Corp. Class A	428,129
12	LGI Homes, Inc.*	798
5,620	Lifetime Brands, Inc.	27,707
1,865	Lovesac Co.*	33,906
269	M/I Homes, Inc.*	30,714
263	Meritage Homes Corp.	18,641
695	Mohawk Industries, Inc.*	79,355
10,950	Newell Brands, Inc.	67,890
72	NVR, Inc.*	521,596
3,806	PulteGroup, Inc.	391,257
94,045	Purple Innovation, Inc.*	71,399
1,438	SharkNinja, Inc.*	119,944
1,975	Smith Douglas Homes Corp.*	38,552
5,098	Somnigroup International, Inc.	305,268
9,242	Sonos, Inc.*	98,612
1,299	Taylor Morrison Home Corp.*	77,992
1,284	Toll Brothers, Inc.	135,578
403	TopBuild Corp.*	122,895
5,024	Traeger, Inc.*	8,440
1,984	Tri Pointe Homes, Inc.*	63,329
56	United Homes Group, Inc.*	157
6,347	Universal Electronics, Inc.*	38,844
232	Whirlpool Corp.	20,910

		4,340,576

Household Products – 0.3%
2,080	Central Garden & Pet Co. Class A*	68,078
1,249	Central Garden & Pet Co.*	45,788
6,433	Church & Dwight Co., Inc.	708,209
4,811	Clorox Co.	708,420
23,622	Colgate-Palmolive Co.	2,213,381
5,790	Energizer Holdings, Inc.	173,237
9,596	Kimberly-Clark Corp.	1,364,743
2,899	Oil-Dri Corp. of America	133,122
56,497	Procter & Gamble Co.	9,628,219
3,875	Reynolds Consumer Products, Inc.	92,458
1,847	Spectrum Brands Holdings, Inc.	132,153
1,362	WD-40 Co.	332,328

		15,600,136

Independent Power and Renewable Electricity Producers – 0.0%
1,953	AES Corp.	24,256

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Independent Power and Renewable Electricity Producers – (continued)
402	Brookfield Renewable Corp.	$ 11,224
1,529	Clearway Energy, Inc. Class C	46,283
1,213	Clearway Energy, Inc. Class A	34,522
2,585	Montauk Renewables, Inc.*	5,403
1,499	Ormat Technologies, Inc.	106,084
218	Talen Energy Corp.*	43,528
6,978	Vistra Corp.	819,496

		1,090,796

Industrial Conglomerates – 0.2%
12,399	3M Co.	1,820,917
38,814	Honeywell International, Inc.	8,218,865

		10,039,782

Industrial REITs – 0.1%
4,502	Americold Realty Trust, Inc.	96,613
932	EastGroup Properties, Inc.	164,172
2,842	First Industrial Realty Trust, Inc.	153,354
7,184	Industrial Logistics Properties Trust	24,713
25	Innovative Industrial Properties, Inc.	1,352
1,505	Lineage, Inc.	88,238
13,840	LXP Industrial Trust	119,716
8,033	Plymouth Industrial REIT, Inc.	130,938
18,616	Prologis, Inc.	2,081,083
2,592	Rexford Industrial Realty, Inc.	101,477
3,806	STAG Industrial, Inc.	137,473
2,021	Terreno Realty Corp.	127,767

		3,226,896

Insurance – 1.5%
262	Abacus Global Management, Inc.*	1,962
12,603	Aflac, Inc.	1,401,328
6,836	Allstate Corp.	1,415,531
3,032	Ambac Financial Group, Inc.*	26,530
5,161	American Coastal Insurance Corp. Class C	59,713
2,455	American Financial Group, Inc.	322,440
47,900	American International Group, Inc.	4,164,426
4,821	AMERISAFE, Inc.	253,344
13,172	Aon PLC Class A	5,256,813
9,097	Arch Capital Group Ltd.	874,949
19,013	Arthur J Gallagher & Co.	6,564,048
1,699	Assurant, Inc.	356,365
1,322	Assured Guaranty Ltd.	116,468
3,521	Axis Capital Holdings Ltd.	352,945
929	Baldwin Insurance Group, Inc.*	41,517

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
5,003	Bowhead Specialty Holdings, Inc.*	$ 203,372
1,415	Brighthouse Financial, Inc.*	82,056
36,101	Brown & Brown, Inc.	4,490,964
14,476	Chubb Ltd.	4,371,607
4,205	Cincinnati Financial Corp.	621,163
10,330	Citizens, Inc.*(a)	47,001
2,507	CNA Financial Corp.	127,331
5,262	CNO Financial Group, Inc.	219,162
11,039	Crawford & Co. Class A	126,065
58,151	Direct Line Insurance Group PLC	211,594
8,276	Donegal Group, Inc. Class A	162,458
1,676	eHealth, Inc.*	11,196
3,430	Employers Holdings, Inc.	173,695
925	Enstar Group Ltd.*	307,451
651	Erie Indemnity Co. Class A	272,802
774	Everest Group Ltd.	281,217
1,711	F&G Annuities & Life, Inc.	61,682
7,233	Fidelity National Financial, Inc.	470,724
2,354	First American Financial Corp.	154,493
16,815	Genworth Financial, Inc.*	119,218
1,456	Global Indemnity Group LLC Class A	50,159
1,817	Globe Life, Inc.	239,335
1,043	Goosehead Insurance, Inc. Class A	123,137
11,590	Greenlight Capital Re Ltd. Class A*	157,044
17,436	Hagerty, Inc. Class A*	157,621
4,422	Hamilton Insurance Group Ltd. Class B*	91,668
1,546	Hanover Insurance Group, Inc.	268,927
7,458	Hartford Insurance Group, Inc.	922,778
527	HCI Group, Inc.	78,644
2,503	Heritage Insurance Holdings, Inc.*	36,093
468	Hippo Holdings, Inc.*	11,962
2,861	Horace Mann Educators Corp.	122,251
623	Investors Title Co.	150,193
4,338	James River Group Holdings Ltd.	18,220
2,341	Kemper Corp.	156,496
20,105	Kingsway Financial Services, Inc.*	159,232
566	Kinsale Capital Group, Inc.	275,478
657	Lemonade, Inc.*	20,649
6,014	Lincoln National Corp.	215,963
4,651	Loews Corp.	427,473
1,568	Markel Group, Inc.*	2,931,548
11,957	Marsh & McLennan Cos., Inc.	2,917,867

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
19,859	MBIA, Inc.*	$ 98,898
1,655	Mercury General Corp.	92,514
13,850	MetLife, Inc.	1,112,016
13,629	NI Holdings, Inc.*	194,350
9,447	Old Republic International Corp.	370,511
1,872	Oscar Health, Inc. Class A*	24,542
1,183	Palomar Holdings, Inc.*	162,166
1,252	Primerica, Inc.	356,232
5,635	Principal Financial Group, Inc.	475,425
1,182	ProAssurance Corp.*	27,600
39,109	Progressive Corp.	11,068,238
34,622	Prudential Financial, Inc.	3,866,585
1,393	Reinsurance Group of America, Inc.	274,282
1,444	RenaissanceRe Holdings Ltd.	346,560
3,556	RLI Corp.	285,653
222	Root, Inc. Class A*	29,624
4,482	Ryan Specialty Holdings, Inc.	331,085
1,846	Safety Insurance Group, Inc.	145,612
1,150	Selective Insurance Group, Inc.	105,271
5,362	SiriusPoint Ltd.*	92,709
1,865	Skyward Specialty Insurance Group, Inc.*	98,696
1,253	Stewart Information Services Corp.	89,402
4,296	Tiptree, Inc.	103,491
5,302	Travelers Cos., Inc.	1,402,167
693	Trupanion, Inc.*	25,828
4,435	TWFG, Inc.*	137,086
1,053	United Fire Group, Inc.	31,021
2,796	Universal Insurance Holdings, Inc.	66,265
5,932	Unum Group	483,221
43,819	W.R. Berkley Corp.	3,118,160
75	White Mountains Insurance Group Ltd.	144,436
2,165	Willis Towers Watson PLC	731,662

		69,147,676

Interactive Media & Services – 3.3%
149,176	Alphabet, Inc. Class C	23,305,766
414,214	Alphabet, Inc. Class A	64,054,053
1,937	Angi, Inc.*	29,849
3,235	Bumble, Inc. Class A*	14,040
4,591	Cargurus, Inc.*	133,736
2,376	Cars.com, Inc.*	26,778
2,756	EverQuote, Inc. Class A*	72,180
3,609	fuboTV, Inc.*	10,538
828	Getty Images Holdings, Inc.*(a)	1,432
6,535	Grindr, Inc.*	116,976
975	IAC, Inc.*	44,791

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – (continued)
5,447	Match Group, Inc.	$ 169,946
4,028	MediaAlpha, Inc. Class A*	37,219
117,097	Meta Platforms, Inc. Class A	67,490,027
23,843	Nextdoor Holdings, Inc.*	36,480
16,677	Outbrain, Inc.*	62,205
15,030	Pinterest, Inc. Class A*	465,930
2,897	QuinStreet, Inc.*	51,682
1,072	Reddit, Inc. Class A*	112,453
450	Rumble, Inc.*(a)	3,181
1,778	Shutterstock, Inc.	33,124
4,308	Snap, Inc. Class A*	37,523
199	System1, Inc.*	76
4,646	Taboola.com Ltd.*	13,706
6,680	Travelzoo*	91,048
4,487	TripAdvisor, Inc.*	63,581
41,410	TrueCar, Inc.*	65,428
420	Trump Media & Technology Group Corp.*	8,207
4,503	Vimeo, Inc.*	23,686
56	Webtoon Entertainment, Inc.*	430
6,524	Yelp, Inc.*	241,584
708	Ziff Davis, Inc.*	26,607
8,655	ZipRecruiter, Inc. Class A*	50,978
3,717	ZoomInfo Technologies, Inc.*	37,170

		156,932,410

IT Services – 0.4%
13,737	Accenture PLC Class A	4,286,494
1,658	Akamai Technologies, Inc.*	133,469
2,998	Amdocs Ltd.	274,317
1,133	Applied Digital Corp.*(a)	6,367
901	ASGN, Inc.*	56,781
6,226	Backblaze, Inc. Class A*	30,072
637	BigBear.ai Holdings, Inc.*(a)	1,822
7,403	BigCommerce Holdings, Inc.*	42,641
8,244	Cloudflare, Inc. Class A*	929,016
11,391	Cognizant Technology Solutions Corp. Class A	871,412
4,112	Couchbase, Inc.*	64,764
549	DigitalOcean Holdings, Inc.*	18,331
3,182	DXC Technology Co.*	54,253
605	EPAM Systems, Inc.*	102,148
869	Fastly, Inc. Class A*	5,501
2,441	Gartner, Inc.*	1,024,585
351	Globant SA*	41,320
4,402	GoDaddy, Inc. Class A*	792,976
3,283	Grid Dynamics Holdings, Inc.*	51,379
8,162	Hackett Group, Inc.	238,494
46,908	Information Services Group, Inc.	183,410
20,302	International Business Machines Corp.	5,048,295
2,771	Kyndryl Holdings, Inc.*	87,009
1,107	MongoDB, Inc.*	194,168

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
1,864	Okta, Inc.*	$ 196,130
18,849	Rackspace Technology, Inc.*	31,855
7,783	Snowflake, Inc. Class A*	1,137,563
3,213	Tucows, Inc. Class A*	54,235
2,449	Twilio, Inc. Class A*	239,782
5,513	Unisys Corp.*	25,305
2,480	VeriSign, Inc.*	629,598

		16,853,492

Leisure Products – 0.0%
2,370	Acushnet Holdings Corp.	162,724
672	Brunswick Corp.	36,187
13,247	Clarus Corp.	49,676
3,312	Escalade, Inc.	50,674
7,153	Funko, Inc. Class A*	49,070
4,784	Hasbro, Inc.	294,168
2,266	JAKKS Pacific, Inc.	55,902
4,170	Johnson Outdoors, Inc. Class A	103,583
3,466	Latham Group, Inc.*	22,286
74	Malibu Boats, Inc. Class A*	2,270
8,896	Marine Products Corp.	74,638
3,253	MasterCraft Boat Holdings, Inc.*	56,017
8,607	Mattel, Inc.*	167,234
5,599	Peloton Interactive, Inc. Class A*	35,386
279	Polaris, Inc.	11,422
3,911	Smith & Wesson Brands, Inc.	36,451
13,667	Solo Brands, Inc. Class A*	2,293
4,746	Sturm Ruger & Co., Inc.	186,470
2,786	Topgolf Callaway Brands Corp.*	18,360
2,911	YETI Holdings, Inc.*	96,354

		1,511,165

Life Sciences Tools & Services – 0.2%
1,277	10X Genomics, Inc. Class A*	11,148
1,137	Adaptive Biotechnologies Corp.*	8,448
6,167	Agilent Technologies, Inc.	721,416
44,766	Akoya Biosciences, Inc.*(a)	62,225
7,664	Alpha Teknova, Inc.*(a)	39,776
7,711	Avantor, Inc.*	124,995
1,127	BioLife Solutions, Inc.*	25,741
182	Bio-Rad Laboratories, Inc. Class A*	44,328
2,093	Bio-Techne Corp.	122,713
1,136	Bruker Corp.	47,417
389	Charles River Laboratories International, Inc.*	58,552
27,570	Codexis, Inc.*	74,163
4	Conduit Pharmaceuticals, Inc.*	3
295	CryoPort, Inc.*	1,794

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
13,614	Danaher Corp.	$ 2,790,870
1,671	Fortrea Holdings, Inc.*	12,616
87	Harvard Bioscience, Inc.*	49
768	ICON PLC*	134,392
2,402	Illumina, Inc.*	190,575
3,338	IQVIA Holdings, Inc.*	588,490
6,477	Lifecore Biomedical, Inc.*	45,598
911	Maravai LifeSciences Holdings, Inc. Class A*	2,013
15,032	MaxCyte, Inc.*	41,037
391	Medpace Holdings, Inc.*	119,134
164	Mesa Laboratories, Inc.	19,460
478	Mettler-Toledo International, Inc.*	564,475
38,200	Nautilus Biotechnology, Inc.*	32,890
11,036	Niagen Bioscience, Inc.*	76,148
18,352	OmniAb, Inc.*	44,045
6,378	Personalis, Inc.*	22,387
2,392	Quanterix Corp.*	15,572
10,031	Quantum-Si, Inc.*(a)	12,037
88	Repligen Corp.*	11,197
1,946	Revvity, Inc.	205,887
43,951	Seer, Inc.*	74,277
2,347	Sotera Health Co.*	27,366
548	Standard BioTools, Inc.*	592
35	Tempus AI, Inc.*	1,688
8,174	Thermo Fisher Scientific, Inc.	4,067,383
1,590	Waters Corp.*	586,026
1,216	West Pharmaceutical Services, Inc.	272,238

		11,301,161

Machinery – 0.5%
85,998	374Water,Inc.*	29,239
2,047	3D Systems Corp.*	4,340
610	AGCO Corp.	56,468
498	Alamo Group, Inc.	88,749
654	Albany International Corp. Class A	45,152
2,207	Allison Transmission Holdings, Inc.	211,144
773	Astec Industries, Inc.	26,630
5,479	Atmus Filtration Technologies, Inc.	201,244
367	Blue Bird Corp.*	11,880
10,978	Caterpillar, Inc.	3,620,544
796	Chart Industries, Inc.*	114,911
148,231	CNH Industrial NV	1,820,277
20,130	Commercial Vehicle Group, Inc.*	23,149
944	Crane Co.	144,602
3,038	Cummins, Inc.	952,231
5,306	Deere & Co.	2,490,371
8,865	Desktop Metal, Inc. Class A*(a)	43,527

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
4,128	Donaldson Co., Inc.	$ 276,824
4,542	Douglas Dynamics, Inc.	105,511
3,025	Dover Corp.	531,432
2,623	Energy Recovery, Inc.*	41,679
4,913	Enerpac Tool Group Corp.	220,397
190	Enpro, Inc.	30,740
736	Esab Corp.	85,744
567	ESCO Technologies, Inc.	90,221
1,561	Federal Signal Corp.	114,812
3,036	Flowserve Corp.	148,278
6,990	Fortive Corp.	511,528
2,036	Franklin Electric Co., Inc.	191,140
4,135	Gates Industrial Corp. PLC*	76,125
3,529	Gencor Industries, Inc.*	42,913
3,149	Gorman-Rupp Co.	110,530
4,175	Graco, Inc.	348,654
1,502	Graham Corp.*	43,288
624	Greenbrier Cos., Inc.	31,961
187	Helios Technologies, Inc.	6,001
194	Hillenbrand, Inc.	4,683
7,106	Hillman Solutions Corp.*	62,462
650	Hyster-Yale, Inc.	27,001
1,279	IDEX Corp.	231,461
7,677	Illinois Tool Works, Inc.	1,903,973
7,072	Ingersoll Rand, Inc.	565,972
1,539	ITT, Inc.	198,777
386	JBT Marel Corp.	47,169
317	Kadant, Inc.	106,800
2,598	Kennametal, Inc.	55,337
2,327	L.B. Foster Co. Class A*	45,795
1,235	Lincoln Electric Holdings, Inc.	233,613
635	Lindsay Corp.	80,340
1,951	Manitowoc Co., Inc.*	16,759
9,419	Markforged Holding Corp.*	44,081
3,199	Mayville Engineering Co., Inc.*	42,963
672	Middleby Corp.*	102,131
1,449	Miller Industries, Inc.	61,394
3,094	Mueller Industries, Inc.	235,577
6,054	Mueller Water Products, Inc. Class A	153,893
1,007	Nordson Corp.	203,132
5,435	Omega Flex, Inc.	189,029
527	Oshkosh Corp.	49,580
9,253	Otis Worldwide Corp.	954,910
9,948	PACCAR, Inc.	968,637
2,760	Parker-Hannifin Corp.	1,677,666
2,945	Park-Ohio Holdings Corp.	63,612
3,617	Pentair PLC	316,415
578	RBC Bearings, Inc.*	185,983
1,208	REV Group, Inc.	38,173
3,061	Shyft Group, Inc.	24,763
1,344	Snap-on, Inc.	452,941
601	SPX Technologies, Inc.*	77,397

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
679	Standex International Corp.	$ 109,584
1,971	Stanley Black & Decker, Inc.	151,530
103	Stratasys Ltd.*	1,008
24	Taylor Devices, Inc.*	774
2,127	Tennant Co.	169,628
502	Terex Corp.	18,966
867	Timken Co.	62,311
298	Titan International, Inc.*	2,500
2,291	Toro Co.	166,670
2,540	Trinity Industries, Inc.	71,272
1,633	Wabash National Corp.	18,045
1,186	Watts Water Technologies, Inc. Class A	241,849
3,514	Westinghouse Air Brake Technologies Corp.	637,264
467	Worthington Enterprises, Inc.	23,392
4,873	Xylem, Inc.	582,129

		24,571,577

Marine Transportation – 0.0%
3,912	Costamare, Inc.	38,494
10,112	Genco Shipping & Trading Ltd.	135,096
5,527	Global Ship Lease, Inc. Class A	126,292
230	Himalaya Shipping Ltd.*	1,260
982	Kirby Corp.*	99,192
788	Matson, Inc.	100,998
15,539	Pangaea Logistics Solutions Ltd.	73,966
26,043	Safe Bulkers, Inc.	96,099
2,818	Star Bulk Carriers Corp.(a)	43,848

		715,245

Media – 0.3%
7,453	Advantage Solutions, Inc.*	11,254
817	AMC Networks, Inc. Class A*	5,621
11,126	Boston Omaha Corp. Class A*	162,217
136	Cable One, Inc.	36,145
7,840	Cardlytics, Inc.*	14,269
1,624	Charter Communications, Inc. Class A*	598,493
38,811	Clear Channel Outdoor Holdings, Inc.	43,080
221,491	Comcast Corp. Class A	8,173,018
661	Entravision Communications Corp. Class A	1,388
6,707	Fox Corp. Class A	379,616
4,959	Fox Corp. Class B	261,389
8,311	Gambling.com Group Ltd.*	104,885
5,819	Gannett Co., Inc.*	16,817
3,483	Gray Media, Inc.	15,047
410	Ibotta, Inc. Class A*	17,302
27,256	iHeartMedia, Inc. Class A	44,972

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
3,122	Integral Ad Science Holding Corp.*	$ 25,163
6,149	Interpublic Group of Cos., Inc.	167,007
3,090	John Wiley & Sons, Inc. Class A	137,690
1,133	Liberty Broadband Corp. Class C*	96,362
281	Liberty Broadband Corp. Class A*	23,885
2,666	Magnite, Inc.*	30,419
7,470	National CineMedia, Inc.*	43,625
5,803	New York Times Co. Class A	287,829
10,416	News Corp. Class A	283,523
4,713	News Corp. Class B	143,134
606	Nexstar Media Group, Inc.	108,607
3,239	Omnicom Group, Inc.	268,545
9,504	Paramount Global Class B	113,668
424	PubMatic, Inc. Class A*	3,875
304	Scholastic Corp.	5,740
782	Sinclair, Inc.	12,457
3,143	Sirius XM Holdings, Inc.	70,859
218	TechTarget, Inc.*	3,229
5,412	TEGNA, Inc.	98,607
4,195	Thryv Holdings, Inc.*	53,738
109	Townsquare Media, Inc. Class A	887
11,185	Trade Desk, Inc. Class A*	612,043
14,012	WideOpenWest, Inc.*	69,359

		12,545,764

Metals & Mining – 0.1%
1,889	Alcoa Corp.	57,615
339	Alpha Metallurgical Resources, Inc.*	42,460
1,203	ATI, Inc.*	62,592
824	Carpenter Technology Corp.	149,292
938	Century Aluminum Co.*	17,409
1,818	Cleveland-Cliffs, Inc.*	14,944
3,333	Coeur Mining, Inc.*	19,731
1,342	Commercial Metals Co.	61,746
1,069	Constellium SE*	10,786
35	Contango ORE, Inc.*	357
5,795	Critical Metals Corp.*(a)	8,055
19,080	Dakota Gold Corp.*	50,562
7,048	Evraz PLC*(c)	—
25,848	Freeport-McMoRan, Inc.	978,605
3,501	Hecla Mining Co.	19,466
690	Ivanhoe Electric, Inc.*	4,009
463	Kaiser Aluminum Corp.	28,067
123	MAC Copper Ltd.*	1,174
214	Materion Corp.	17,462
910	McEwen Mining, Inc.*	6,871
564	MP Materials Corp.*	13,767
21,865	Newmont Corp.	1,055,642

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
3,265	Nucor Corp.	$ 392,910
1,907	Olympic Steel, Inc.	60,109
2,873	Perpetua Resources Corp.*	30,712
930	Piedmont Lithium, Inc.*	5,859
1,781	Ramaco Resources, Inc. Class B	12,663
216	Ramaco Resources, Inc. Class A	1,778
1,181	Reliance, Inc.	341,014
1,258	Royal Gold, Inc.	205,696
427	Ryerson Holding Corp.	9,804
2,190	Southern Copper Corp.	204,677
1,850	Steel Dynamics, Inc.	231,398
1,052	SunCoke Energy, Inc.	9,678
13,413	Tredegar Corp.*	103,280
674	U.S. Steel Corp.	28,483

		4,258,673

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
39	AG Mortgage Investment Trust, Inc.	285
27,459	AGNC Investment Corp.	263,057
17,622	Angel Oak Mortgage REIT, Inc.	167,938
14,159	Annaly Capital Management, Inc.	287,569
12,266	Apollo Commercial Real Estate Finance, Inc.	117,386
3,237	Arbor Realty Trust, Inc.	38,035
26,478	ARES Commercial Real Estate Corp.	122,593
10,163	ARMOUR Residential REIT, Inc.	173,787
4,736	Blackstone Mortgage Trust, Inc. Class A	94,720
15,167	BrightSpire Capital, Inc.	84,328
4,438	Chimera Investment Corp.	56,940
13,876	Dynex Capital, Inc.	180,665
13,880	Ellington Financial, Inc.	184,049
10,785	Franklin BSP Realty Trust, Inc.	137,401
21,426	Granite Point Mortgage Trust, Inc.	55,708
21,448	Invesco Mortgage Capital, Inc.	169,225
9,900	KKR Real Estate Finance Trust, Inc.	106,920
13,233	Ladder Capital Corp.	150,989
11,138	MFA Financial, Inc.	114,276
14,862	New York Mortgage Trust, Inc.	96,454
9,399	Nexpoint Real Estate Finance, Inc.	143,711
22,775	Orchid Island Capital, Inc.	171,268

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – (continued)
10,736	PennyMac Mortgage
	Investment Trust	$ 157,282
6,684	Ready Capital Corp.	34,022
14,407	Redwood Trust, Inc.	87,450
20,536	Rithm Capital Corp.	235,137
36,990	Rithm Property Trust, Inc.	106,161
7,952	Starwood Property Trust, Inc.	157,211
14,276	TPG RE Finance Trust, Inc.	116,349
13,644	Two Harbors Investment Corp.	182,284

		3,993,200

Multi-Utilities – 0.2%
5,692	Ameren Corp.	571,477
4,079	Avista Corp.	170,788
2,972	Black Hills Corp.	180,252
12,485	CenterPoint Energy, Inc.	452,331
6,088	CMS Energy Corp.	457,270
7,157	Consolidated Edison, Inc.	791,493
17,197	Dominion Energy, Inc.	964,236
4,189	DTE Energy Co.	579,213
10,510	NiSource, Inc.	421,346
3,212	Northwestern Energy Group, Inc.	185,878
10,134	Public Service Enterprise Group, Inc.	834,028
11,796	Sempra	841,763
3,625	Unitil Corp.	209,126
6,840	WEC Energy Group, Inc.	745,423

		7,404,624

Office REITs – 0.0%
4,545	Brandywine Realty Trust	20,271
1,874	BXP, Inc.	125,914
8,168	City Office REIT, Inc.	42,392
5,692	COPT Defense Properties	155,221
4,656	Cousins Properties, Inc.	137,352
2,956	Douglas Emmett, Inc.	47,296
12,480	Easterly Government Properties, Inc.	132,288
19,173	Franklin Street Properties Corp.	34,128
3,286	Highwoods Properties, Inc.	97,397
3,944	JBG SMITH Properties	63,538
1,183	Kilroy Realty Corp.	38,755
3,170	NET Lease Office Properties*	99,474
10,562	Orion Properties, Inc.	22,603
9,083	Paramount Group, Inc.	39,057
2,213	Peakstone Realty Trust	27,884
8,456	Piedmont Office Realty Trust, Inc. Class A	62,321
20,361	Postal Realty Trust, Inc. Class A	290,755
617	SL Green Realty Corp.	35,601

Shares	Description	Value

Common Stocks – (continued)
Office REITs – (continued)
2,133	Vornado Realty Trust	$ 78,899

		1,551,146

Oil, Gas & Consumable Fuels – 1.4%
16,895	Aemetis, Inc.*(a)	29,397
8,400	Amplify Energy Corp.*	31,416
10,187	Antero Midstream Corp.	183,366
2,881	Antero Resources Corp.*	116,508
4,116	APA Corp.	86,518
3,839	Ardmore Shipping Corp.	37,584
12,941	Berry Corp.	41,541
659	BKV Corp.*	13,839
1,109	California Resources Corp.	48,763
7,179	Calumet, Inc.*	91,030
94	Centrus Energy Corp. Class A*	5,848
19,418	Cheniere Energy, Inc.	4,493,325
86,427	Chevron Corp.	14,458,373
860	Chord Energy Corp.	96,939
1,654	Civitas Resources, Inc.	57,708
513	Clean Energy Fuels Corp.*	795
2,365	CNX Resources Corp.*	74,450
1,309	Comstock Resources, Inc.*	26,625
27,481	ConocoPhillips	2,886,055
368	Core Natural Resources, Inc.	28,373
12,287	Coterra Energy, Inc.	355,094
881	Crescent Energy Co. Class A	9,902
631	CVR Energy, Inc.	12,241
739	Delek U.S. Holdings, Inc.	11,137
11,477	Devon Energy Corp.	429,240
6,032	DHT Holdings, Inc.	63,336
2,841	Diamondback Energy, Inc.	454,219
21	Diversified Energy Co. PLC	284
492	Dorian LPG Ltd.	10,991
2,254	DT Midstream, Inc.	217,466
8,286	Empire Petroleum Corp.*	52,036
1,098	Encore Energy Corp.*	1,504
13,029	EOG Resources, Inc.	1,670,839
8,742	EQT Corp.	467,085
38,181	Evolution Petroleum Corp.	197,778
1,052	Excelerate Energy, Inc. Class A	30,171
3,821	Expand Energy Corp.	425,354
206,855	Exxon Mobil Corp.	24,601,265
6,318	FLEX LNG Ltd.(a)	145,251
20,560	FutureFuel Corp.	80,184
20,552	Gevo, Inc.*	23,840
2,935	Golar LNG Ltd.	111,501
24,666	Granite Ridge Resources, Inc.	149,969
276	Gulfport Energy Corp.*	50,823
1,239	Hallador Energy Co.*	15,215
7,599	Hess Corp.	1,213,788
2,208	HF Sinclair Corp.	72,599
1,543	HighPeak Energy, Inc.(a)	19,534

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
23	Infinity Natural Resources, Inc. Class A*	$ 431
372	International Seaways, Inc.	12,350
40,955	Kinder Morgan, Inc.	1,168,446
1,166	Kinetik Holdings, Inc.	60,562
3,860	Kosmos Energy Ltd.*	8,801
6,355	Magnolia Oil & Gas Corp. Class A	160,527
5,855	Marathon Petroleum Corp.	853,015
1,188	Matador Resources Co.	60,695
2,818	Murphy Oil Corp.	80,031
7,424	Navigator Holdings Ltd.	98,813
373	New Fortress Energy, Inc.	3,100
3,027	NextDecade Corp.*	23,550
39,005	Nordic American Tankers Ltd.	95,952
2,085	Northern Oil & Gas, Inc.	63,030
13,940	Occidental Petroleum Corp.	688,078
12,725	ONEOK, Inc.	1,262,575
4,028	Ovintiv, Inc.	172,398
2,634	Peabody Energy Corp.	35,691
5,703	Permian Resources Corp.	78,987
7,604	Phillips 66	938,942
32	Prairie Operating Co.*	171
480	PrimeEnergy Resources Corp.*	109,387
2,550	Range Resources Corp.	101,822
27	REX American Resources Corp.*	1,014
967	Riley Exploration Permian, Inc.	28,207
14,644	Ring Energy, Inc.*	16,841
963	Sable Offshore Corp.*	24,431
16,641	SandRidge Energy, Inc.	190,040
1,323	Scorpio Tankers, Inc.	49,718
14,833	SFL Corp. Ltd.	121,631
4,200	Sitio Royalties Corp. Class A	83,454
423	SM Energy Co.	12,669
905	Summit Midstream Corp.*	30,671
3,304	Talos Energy, Inc.*	32,115
5,507	Tamboran Resources Corp.*(a)	132,113
6,243	Targa Resources Corp.	1,251,534
9,744	Teekay Corp. Ltd.	64,018
685	Teekay Tankers Ltd. Class A	26,215
605	Texas Pacific Land Corp.	801,619
5,785	Tsakos Energy Navigation Ltd.	98,692
3,398	Uranium Energy Corp.*	16,242
2,662	Ur-Energy, Inc.*	1,795
10,192	VAALCO Energy, Inc.	38,322
5,642	Valero Energy Corp.	745,139
27	Verde Clean Fuels, Inc.*	91
2,922	Viper Energy, Inc.	131,928
8,143	Vitesse Energy, Inc.	200,236
51,302	W&T Offshore, Inc.(a)	79,518
25,564	Williams Cos., Inc.	1,527,705

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
2,702	World Kinect Corp.	$ 76,629

		65,561,040

Paper & Forest Products – 0.0%
281	Clearwater Paper Corp.*	7,129
1,860	Louisiana-Pacific Corp.	171,083
553	Sylvamo Corp.	37,089

		215,301

Passenger Airlines – 0.0%
2,087	Alaska Air Group, Inc.*	102,722
7,236	American Airlines Group, Inc.*	76,340
10,231	Blade Air Mobility, Inc.*	27,931
640	Copa Holdings SA Class A	59,175
12,195	Delta Air Lines, Inc.	531,702
348	Frontier Group Holdings, Inc.*	1,510
4,275	Joby Aviation, Inc.*	25,736
1,028	SkyWest, Inc.*	89,816
6,635	Southwest Airlines Co.	222,803
2,210	Sun Country Airlines Holdings, Inc.*	27,227
740	Wheels Up Experience, Inc.*	747

		1,165,709

Personal Products – 0.1%
24,761	Beauty Health Co.*	33,180
5,208	BellRing Brands, Inc.*	387,788
12,692	Coty, Inc. Class A*	69,425
3,697	Edgewell Personal Care Co.	115,383
1,500	elf Beauty, Inc.*	94,185
4,087	Estee Lauder Cos., Inc. Class A	269,742
7,124	Herbalife Ltd.*	61,480
9,862	Honest Co., Inc.*	46,351
1,485	Interparfums, Inc.	169,097
45,468	Kenvue, Inc.	1,090,323
7,097	Lifevantage Corp.	103,474
6,699	Medifast, Inc.*	90,303
6,889	Nature’s Sunshine Products, Inc.*	86,457
5,112	Nu Skin Enterprises, Inc. Class A	37,113
16,514	Olaplex Holdings, Inc.*	20,973
2,899	USANA Health Sciences, Inc.*	78,186

		2,753,460

Pharmaceuticals – 1.8%
29,284	Aclaris Therapeutics, Inc.*	44,804
6,238	Alto Neuroscience, Inc.*	13,474
12,418	Alumis, Inc.*(a)	76,246
8,877	Amneal Pharmaceuticals, Inc.*	74,389

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
920	Amphastar Pharmaceuticals, Inc.*	$ 26,671
597	ANI Pharmaceuticals, Inc.*	39,969
25,666	Aquestive Therapeutics, Inc.*	74,431
530	Arvinas, Inc.*	3,721
25,462	Assertio Holdings, Inc.*	17,177
21,144	ATAI Life Sciences NV*(a)	28,756
30,494	Atea Pharmaceuticals, Inc.*	91,177
763	Avadel Pharmaceuticals PLC*	5,974
1,529	Axsome Therapeutics, Inc.*	178,327
56	BioAge Labs, Inc.*	211
211	Biote Corp. Class A*	703
117,797	Bristol-Myers Squibb Co.	7,184,439
6,666	Cassava Sciences, Inc.*(a)	9,999
716	Collegium Pharmaceutical, Inc.*	21,373
5,943	Contineum Therapeutics, Inc. Class A*	41,482
3,023	Corcept Therapeutics, Inc.*	345,287
5,557	CorMedix, Inc.*	34,231
1,358	Edgewise Therapeutics, Inc.*	29,876
6,854	Elanco Animal Health, Inc.*	71,967
45,080	Eli Lilly & Co.	37,232,023
327	Enliven Therapeutics, Inc.*	6,435
12,422	Esperion Therapeutics, Inc.*	17,888
7,688	Evolus, Inc.*	92,487
246	EyePoint Pharmaceuticals, Inc.*	1,333
189	Fulcrum Therapeutics, Inc.*	544
2,724	Harmony Biosciences Holdings, Inc.*	90,410
1,825	Harrow, Inc.*	48,545
52,528	Ikena Oncology, Inc.*	67,236
11,635	Innoviva, Inc.*	210,942
3,142	Intra-Cellular Therapies, Inc.*	414,493
26,123	Jazz Pharmaceuticals PLC*	3,243,170
53,543	Johnson & Johnson	8,879,571
270	Ligand Pharmaceuticals, Inc.*	28,388
717	Liquidia Corp.*	10,576
252	Lyra Therapeutics, Inc.*	32
41	Maze Therapeutics, Inc.*	451
52	MBX Biosciences, Inc.*	384
77	MediWound Ltd.*	1,195
155,326	Merck & Co., Inc.	13,942,062
2,698	Mind Medicine MindMed, Inc.*(a)	15,783
60,269	Nektar Therapeutics*	40,983
4,451	Neumora Therapeutics, Inc.*	4,451
1,305	Ocular Therapeutix, Inc.*	9,566
3,627	Omeros Corp.*	29,814
5,904	Organon & Co.	87,911
2,433	Pacira BioSciences, Inc.*	60,460
1,860	Perrigo Co. PLC	52,154
344,988	Pfizer, Inc.	8,741,996

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
1,199	Phathom Pharmaceuticals, Inc.*	$ 7,518
2,316	Phibro Animal Health Corp. Class A	49,470
17,080	Pliant Therapeutics, Inc.*	23,058
1,358	Prestige Consumer Healthcare, Inc.*	116,747
79	Rapport Therapeutics, Inc.*	792
97,865	Relmada Therapeutics, Inc.*(a)	26,423
7,668	Royalty Pharma PLC Class A	238,705
42,431	Scilex Holding Co.*	10,544
22,276	scPharmaceuticals, Inc.*	58,586
86	Septerna, Inc.*	498
9,782	SIGA Technologies, Inc.*	53,605
3,602	Supernus Pharmaceuticals, Inc.*	117,965
2,140	Tarsus Pharmaceuticals, Inc.*	109,932
90	Telomir Pharmaceuticals, Inc.*	291
2,402	Terns Pharmaceuticals, Inc.*	6,629
7,520	Theravance Biopharma, Inc.*	67,154
7,594	Third Harmonic Bio, Inc.*	26,351
9,116	Trevi Therapeutics, Inc.*	57,340
14,796	Ventyx Biosciences, Inc.*	17,015
334	Verrica Pharmaceuticals, Inc.*	148
94,360	Veru, Inc.*	46,246
21,029	Viatris, Inc.	183,163
682	WaVe Life Sciences Ltd.*	5,511
21,126	Xeris Biopharma Holdings, Inc.*	115,982
7,395	Zevra Therapeutics, Inc.*	55,388
13,504	Zoetis, Inc.	2,223,434

		85,364,462

Professional Services – 0.4%
3,255	Alight, Inc. Class A	19,302
10,139	Asure Software, Inc.*	96,827
12,037	Automatic Data Processing, Inc.	3,677,665
6,645	Barrett Business Services, Inc.	273,442
4,834	BlackSky Technology, Inc.*	37,367
3,472	Booz Allen Hamilton Holding Corp.	363,102
3,743	Broadridge Financial Solutions, Inc.	907,528
423	CACI International, Inc. Class A*	155,207
800	CBIZ, Inc.*	60,688
13,078	Clarivate PLC*	51,397
891	Concentrix Corp.	49,575
9,136	Conduent, Inc.*	24,667
677	CRA International, Inc.	117,256
2,663	CSG Systems International, Inc.	161,032
777	Dayforce, Inc.*	45,322

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
10,631	DLH Holdings Corp.*	$ 43,056
8,486	Dun & Bradstreet Holdings, Inc.	75,865
2,573	Equifax, Inc.	626,680
7,715	ExlService Holdings, Inc.*	364,225
1,663	Exponent, Inc.	134,803
5,203	First Advantage Corp.*	73,310
28,073	FiscalNote Holdings, Inc.*	22,686
13,529	Forrester Research, Inc.*	125,008
5,403	Franklin Covey Co.*	149,231
1,043	FTI Consulting, Inc.*	171,135
1,455	Heidrick & Struggles International, Inc.	62,318
4,837	HireQuest, Inc.	57,560
872	Huron Consulting Group, Inc.*	125,088
5,836	IBEX Holdings Ltd.*	142,107
647	ICF International, Inc.	54,976
223	Innodata, Inc.*	8,006
961	Insperity, Inc.	85,750
2,639	Jacobs Solutions, Inc.	319,029
2,010	KBR, Inc.	100,118
5,022	Kelly Services, Inc. Class A	66,140
4,720	Kforce, Inc.	230,761
1,139	Korn Ferry	77,258
7,205	Legalzoom.com, Inc.*	62,035
2,518	Leidos Holdings, Inc.	339,779
1,913	ManpowerGroup, Inc.	110,724
2,590	Maximus, Inc.	176,612
5,430	Mistras Group, Inc.*	57,449
7,342	NV5 Global, Inc.*	141,480
738	Parsons Corp.*	43,697
8,711	Paychex, Inc.	1,343,933
805	Paycom Software, Inc.	175,876
67	Paycor HCM, Inc.*	1,503
849	Paylocity Holding Corp.*	159,052
432	Planet Labs PBC*	1,460
2,946	Resolute Holdings Management, Inc.*	92,328
21,088	Resources Connection, Inc.	137,915
3,916	Robert Half, Inc.	213,618
655	Science Applications International Corp.	73,537
2,074	Skillsoft Corp.*	39,904
5,792	Spire Global, Inc.*(a)	46,857
4,822	SS&C Technologies Holdings, Inc.	402,782
402	TaskUS, Inc. Class A*	5,479
3,005	TransUnion	249,385
281	TriNet Group, Inc.	22,266
11,171	TrueBlue, Inc.*	59,318
6,192	TTEC Holdings, Inc.	20,372
4,353	UL Solutions, Inc. Class A	245,509
3,703	Upwork, Inc.*	48,324
13,143	Verisk Analytics, Inc.	3,911,620

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
6,213	Verra Mobility Corp.*	$ 139,855
2,887	Willdan Group, Inc.*	117,559
354	WNS Holdings Ltd.*	21,767

		17,617,482

Real Estate Management & Development – 0.1%
5,843	CBRE Group, Inc. Class A*	764,148
10,512	Compass, Inc. Class A*	91,770
7,077	CoStar Group, Inc.*	560,711
29,201	Douglas Elliman, Inc.*	50,226
4,584	eXp World Holdings, Inc.(a)	44,831
8,314	Five Point Holdings LLC Class A*	44,397
19	Forestar Group, Inc.*	402
7,177	FRP Holdings, Inc.*	205,047
433	Howard Hughes Holdings, Inc.*	32,077
868	Jones Lang LaSalle, Inc.*	215,186
7,708	Kennedy-Wilson Holdings, Inc.	66,905
688	Landbridge Co. LLC Class A	49,495
3,496	Marcus & Millichap, Inc.	120,437
4,863	Maui Land & Pineapple Co., Inc.*	85,443
1,852	Newmark Group, Inc. Class A	22,539
9,296	Offerpad Solutions, Inc.*	15,431
264	Opendoor Technologies, Inc.*	269
829	Real Brokerage, Inc.*	3,366
4,744	Redfin Corp.*	43,692
8,861	RMR Group, Inc. Class A	147,536
8,034	Seaport Entertainment Group, Inc.*(a)	172,490
18,814	Seritage Growth Properties Class A*	60,769
3,075	St. Joe Co.	144,371
16,957	Star Holdings*	144,304
2,759	Stratus Properties, Inc.*	48,972
11,164	Tejon Ranch Co.*	176,949
2,240	Transcontinental Realty Investors, Inc.*	62,608
1,137	Zillow Group, Inc. Class C*	77,953
255	Zillow Group, Inc. Class A*	17,049

		3,469,373

Residential REITs – 0.1%
6,265	American Homes 4 Rent Class A	236,880
19,325	Apartment Investment & Management Co. Class A	170,060
2,813	AvalonBay Communities, Inc.	603,726
11,255	BRT Apartments Corp.	191,335
2,201	Camden Property Trust	269,182
2,939	Centerspace	190,300
84	Clipper Realty, Inc.	323
8,751	Elme Communities	152,267

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Residential REITs – (continued)
3,450	Equity LifeStyle Properties, Inc.	$ 230,115
6,461	Equity Residential	462,478
1,214	Essex Property Trust, Inc.	372,176
7,142	Independence Realty Trust, Inc.	151,625
9,319	Invitation Homes, Inc.	324,767
2,341	Mid-America Apartment Communities, Inc.	392,305
3,929	NexPoint Residential Trust, Inc.	155,313
2,004	Sun Communities, Inc.	257,795
6,106	UDR, Inc.	275,808
10,253	UMH Properties, Inc.	191,731
7,629	Veris Residential, Inc.	129,083

		4,757,269

Retail REITs – 0.2%
7,281	Acadia Realty Trust	152,537
2,977	Agree Realty Corp.	229,795
780	Alexander’s, Inc.	163,145
6,980	Brixmor Property Group, Inc.	185,319
5,713	CBL & Associates Properties, Inc.	151,852
6,151	Curbline Properties Corp.	148,793
1,804	Federal Realty Investment Trust	176,467
18,164	FrontView REIT, Inc.	232,318
6,294	Getty Realty Corp.	196,247
5,560	InvenTrust Properties Corp.	163,297
131,162	Kimco Realty Corp.	2,785,881
5,542	Kite Realty Group Trust	123,975
9,711	NETSTREIT Corp.	153,919
3,808	NNN REIT, Inc.	162,411
3,784	Phillips Edison & Co., Inc.	138,078
17,929	Realty Income Corp.	1,040,061
3,652	Regency Centers Corp.	269,371
5,133	Saul Centers, Inc.	185,147
7,383	Simon Property Group, Inc.	1,226,169
9,917	SITE Centers Corp.	127,334
4,929	Tanger, Inc.	166,551
7,864	Urban Edge Properties	149,416
12,753	Whitestone REIT	185,811

		8,513,894

Semiconductors & Semiconductor Equipment – 2.9%
291	ACM Research, Inc. Class A*	6,792
40,272	Advanced Micro Devices, Inc.*	4,137,545
1,543	Aehr Test Systems*(a)	11,248
19	Alpha & Omega Semiconductor Ltd.*	472
167	Ambarella, Inc.*	8,405
984	Amkor Technology, Inc.	17,771
9,721	Analog Devices, Inc.	1,960,434

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
22,508	Applied Materials, Inc.	$ 3,266,361
305	Astera Labs, Inc.*	18,199
6,336	Atomera, Inc.*(a)	25,344
269	Axcelis Technologies, Inc.*	13,361
285	AXT, Inc.*	402
137,035	Broadcom, Inc.	22,943,770
1,588	CEVA, Inc.*	40,669
681	Cirrus Logic, Inc.*	67,865
482	Cohu, Inc.*	7,090
1,170	Credo Technology Group Holding Ltd.*	46,987
40	Diodes, Inc.*	1,727
1,282	Enphase Energy, Inc.*	79,548
1,812	Entegris, Inc.	158,514
138	Everspin Technologies, Inc.*	704
277	First Solar, Inc.*	35,021
639	FormFactor, Inc.*	18,077
26,072	GCT Semiconductor Holding, Inc.*(a)	42,758
615	GLOBALFOUNDRIES, Inc.*	22,700
86	Ichor Holdings Ltd.*	1,944
189	Impinj, Inc.*	17,142
431	indie Semiconductor, Inc. Class A*	877
70,952	Intel Corp.	1,611,320
3,756	KLA Corp.	2,553,329
20,644	Kopin Corp.*	19,244
1,514	Kulicke & Soffa Industries, Inc.	49,932
35,664	Lam Research Corp.	2,592,773
1,656	Lattice Semiconductor Corp.*	86,857
191	MACOM Technology Solutions Holdings, Inc.*	19,173
14,337	Marvell Technology, Inc.	882,729
622	MaxLinear, Inc.*	6,755
5,675	Microchip Technology, Inc.	274,727
80,093	Micron Technology, Inc.	6,959,281
269	MKS Instruments, Inc.	21,560
901	Monolithic Power Systems, Inc.	522,562
146	Navitas Semiconductor Corp.*	299
2,617	NVE Corp.	166,808
678,950	NVIDIA Corp.	73,584,601
3,442	ON Semiconductor Corp.*	140,055
105	Onto Innovation, Inc.*	12,741
2,477	PDF Solutions, Inc.*	47,335
173	Photronics, Inc.*	3,591
1,159	Power Integrations, Inc.	58,530
743	Qorvo, Inc.*	53,801
32,168	QUALCOMM, Inc.	4,941,327
114	QuickLogic Corp.*	583
882	Rambus, Inc.*	45,666
874	Semtech Corp.*	30,066
264	Silicon Laboratories, Inc.*	29,718

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
200	SiTime Corp.*	$ 30,574
225	SkyWater Technology, Inc.*	1,595
1,194	Skyworks Solutions, Inc.	77,168
24	Synaptics, Inc.*	1,529
3,168	Teradyne, Inc.	261,677
52,542	Texas Instruments, Inc.	9,441,797
365	Ultra Clean Holdings, Inc.*	7,815
310	Universal Display Corp.	43,239
388	Veeco Instruments, Inc.*	7,791

		137,540,275

Software – 4.9%
6,043	8x8, Inc.*	12,086
9,273	A10 Networks, Inc.	151,521
3,458	ACI Worldwide, Inc.*	189,187
758	Adeia, Inc.	10,021
12,987	Adobe, Inc.*	4,980,904
312	Agilysys, Inc.*	22,632
66	Airship AI Holdings, Inc.*	255
1,550	Alarm.com Holdings, Inc.*	86,257
3,820	Alkami Technology, Inc.*	100,275
4,486	Amplitude, Inc. Class A*	45,712
1,876	ANSYS, Inc.*	593,867
759	Appfolio, Inc. Class A*	166,904
2,008	Appian Corp. Class A*	57,850
6,218	AppLovin Corp. Class A*	1,647,583
9,985	Arteris, Inc.*	68,996
2,653	Asana, Inc. Class A*	38,654
4,628	Atlassian Corp. Class A*	982,108
7,288	AudioEye, Inc.*	80,897
7,636	Aurora Innovation, Inc.*	51,352
6,673	Autodesk, Inc.*	1,746,991
8,734	AvePoint, Inc.*	126,119
4,709	Bentley Systems, Inc. Class B	185,252
1,775	Bill Holdings, Inc.*	81,455
1,714	Bit Digital, Inc.*	3,462
1,433	Blackbaud, Inc.*	88,918
642	BlackLine, Inc.*	31,086
14,871	Blend Labs, Inc. Class A*	49,818
8,499	Box, Inc. Class A*	262,279
1,193	Braze, Inc. Class A*	43,043
928	C3.ai, Inc. Class A*	19,534
22,378	Cadence Design Systems, Inc.*	5,691,397
11,393	CCC Intelligent Solutions Holdings, Inc.*	102,879
1,125	Cipher Mining, Inc.*	2,588
2,278	Cleanspark, Inc.*	15,308
3,624	Clear Secure, Inc. Class A	93,898
4,525	Clearwater Analytics Holdings, Inc. Class A*	121,270
1,168	Commvault Systems, Inc.*	184,264
2,058	Confluent, Inc. Class A*	48,240
2,534	Consensus Cloud Solutions, Inc.*	58,485

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,219	Core Scientific, Inc.*	$ 8,826
5,733	CoreCard Corp.*	107,264
6,478	Crowdstrike Holdings, Inc. Class A*	2,284,013
27,271	CS Disco, Inc.*	111,538
167	Daily Journal Corp.*	66,416
8,182	Datadog, Inc. Class A*	811,736
4,536	Digimarc Corp.*	58,152
5,973	Docusign, Inc.*	486,202
2,079	Dolby Laboratories, Inc. Class A	166,964
18,439	Domo, Inc. Class B*	143,087
2,793	DoubleVerify Holdings, Inc.*	37,342
8,910	Dropbox, Inc. Class A*	237,986
818	D-Wave Quantum, Inc.*(a)	6,217
8,603	Dynatrace, Inc.*	405,631
16,435	eGain Corp.*	79,710
1,451	Elastic NV*	129,284
18,909	Enfusion, Inc. Class A*	210,835
5,466	EverCommerce, Inc.*	55,097
6,454	Expensify, Inc. Class A*	19,620
724	Fair Isaac Corp.*	1,335,172
617	Five9, Inc.*	16,752
17,741	Fortinet, Inc.*	1,707,749
3,033	Freshworks, Inc. Class A*	42,796
10,888	Gen Digital, Inc.	288,968
2,053	Gitlab, Inc. Class A*	96,491
1,710	Guidewire Software, Inc.*	320,386
1,460	HubSpot, Inc.*	834,083
2,894	I3 Verticals, Inc. Class A*	71,395
930	Informatica, Inc. Class A*	16,229
1,618	Intapp, Inc.*	94,459
794	InterDigital, Inc.	164,159
18,348	Intuit, Inc.	11,265,489
3,425	Jamf Holding Corp.*	41,614
61	JFrog Ltd.*	1,952
2,666	Klaviyo, Inc. Class A*	80,673
1,829	Life360, Inc.*	70,215
2,017	LiveRamp Holdings, Inc.*	52,724
9,736	Logility Supply Chain Solutions, Inc.	138,835
1,457	Manhattan Associates, Inc.*	252,119
2,305	MARA Holdings, Inc.*	26,508
5,372	Meridianlink, Inc.*	99,543
338,579	Microsoft Corp.	127,099,171
3,341	MicroStrategy, Inc. Class A*	963,110
3,498	Mitek Systems, Inc.*	28,859
2,748	N-able, Inc.*	19,483
629	nCino, Inc.*	17,279
3,228	NCR Voyix Corp.*	31,473
1,814	NextNav, Inc.*	22,076
4,665	Nutanix, Inc. Class A*	325,664
4,939	Olo, Inc. Class A*	29,832
34,483	ON24, Inc.*	179,312
5,805	OneSpan, Inc.	88,526

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
131	Onestream, Inc.*	$ 2,796
8,595	Ooma, Inc.*	112,509
99,336	Oracle Corp.	13,888,166
4,255	PagerDuty, Inc.*	77,739
58,176	Palantir Technologies, Inc. Class A*	4,910,054
44,734	Palo Alto Networks, Inc.*	7,633,410
1,793	Pegasystems, Inc.	124,649
652	Porch Group, Inc.*	4,753
1,904	Procore Technologies, Inc.*	125,702
2,177	Progress Software Corp.	112,137
2,474	PROS Holdings, Inc.*	47,080
16,957	PTC, Inc.*	2,627,487
1,272	Q2 Holdings, Inc.*	101,773
1,005	Qualys, Inc.*	126,560
146	QXO, Inc.	1,977
806	Rapid7, Inc.*	21,367
2,791	Red Violet, Inc.	104,914
47,265	Rekor Systems, Inc.*(a)	41,910
7,030	ReposiTrak, Inc.(a)	142,498
19,113	Rimini Street, Inc.*	66,513
3,382	RingCentral, Inc. Class A*	83,738
341	Riot Platforms, Inc.*	2,428
61,370	Roadzen, Inc.*	63,825
2,259	Roper Technologies, Inc.	1,331,861
941	Rubrik, Inc. Class A*	57,382
26,474	Salesforce, Inc.	7,104,563
3,326	Samsara, Inc. Class A*	127,486
1,811	Sapiens International Corp. NV	49,060
6,811	SEMrush Holdings, Inc. Class A*	63,547
379	SentinelOne, Inc. Class A*	6,890
14,139	ServiceNow, Inc.*	11,256,623
33,151	Silvaco Group, Inc.*	151,169
2,246	SolarWinds Corp.	41,394
2,672	SoundHound AI, Inc. Class A*(a)	21,697
2,690	SoundThinking, Inc.*	45,595
8,816	Sprinklr, Inc. Class A*	73,614
1,852	Sprout Social, Inc. Class A*	40,725
1,192	SPS Commerce, Inc.*	158,214
11,830	Synopsys, Inc.*	5,073,295
10,472	Telos Corp.*	24,923
4,238	Tenable Holdings, Inc.*	148,245
4,097	Teradata Corp.*	92,101
2,062	Terawulf, Inc.*	5,629
1,215	Tyler Technologies, Inc.*	706,389
6,349	UiPath, Inc. Class A*	65,395
1,132	Unity Software, Inc.*	22,176
13,152	Upland Software, Inc.*	37,615
2,229	Varonis Systems, Inc.*	90,163
501	Verint Systems, Inc.*	8,943
27,698	Veritone, Inc.*(a)	64,398
2,258	Vertex, Inc. Class A*	79,053

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
1,376	Viant Technology, Inc. Class A*	$ 17,076
10,810	Weave Communications, Inc.*	119,883
53,540	WM Technology, Inc.*	60,500
6,065	Workday, Inc. Class A*	1,416,359
1,954	Workiva, Inc.*	148,328
14,320	Xperi, Inc.*	110,550
13,002	Yext, Inc.*	80,092
3,257	Zeta Global Holdings Corp. Class A*	44,165
30,409	Zoom Communications, Inc.*	2,243,272
2,032	Zscaler, Inc.*	403,189

		231,507,907

Specialized REITs – 0.3%
13,458	American Tower Corp.	2,928,461
8,276	Crown Castle, Inc.	862,607
3,962	CubeSmart	169,217
6,098	Digital Realty Trust, Inc.	873,782
3,202	EPR Properties	168,457
2,025	Equinix, Inc.	1,651,084
3,792	Extra Space Storage, Inc.	563,074
19,169	Farmland Partners, Inc.	213,734
6,845	Four Corners Property Trust, Inc.	196,452
5,579	Gaming & Leisure Properties, Inc.	283,971
17,146	Gladstone Land Corp.	180,376
6,701	Iron Mountain, Inc.	576,554
2,187	Lamar Advertising Co. Class A	248,837
2,021	National Storage Affiliates Trust	79,627
6,240	Outfront Media, Inc.	100,714
2,597	PotlatchDeltic Corp.	117,177
3,343	Public Storage	1,000,526
6,004	Rayonier, Inc.	167,392
1,518	Safehold, Inc.	28,417
1,929	SBA Communications Corp.	424,399
2,236	Uniti Group, Inc.	11,269
21,064	VICI Properties, Inc.	687,108
11,703	Weyerhaeuser Co.	342,664

		11,875,899

Specialty Retail – 1.0%
8,812	1-800-Flowers.com, Inc. Class A*	51,991
1,687	Abercrombie & Fitch Co. Class A*	128,836
1,735	Academy Sports & Outdoors, Inc.	79,133
199	Advance Auto Parts, Inc.	7,803
5,854	American Eagle Outfitters, Inc.	68,023

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
557	America’s Car-Mart, Inc.*	$ 25,282
523	Arhaus, Inc.*	4,550
4,678	Arko Corp.	18,478
368	Asbury Automotive Group, Inc.*	81,269
757	AutoNation, Inc.*	122,573
531	AutoZone, Inc.*	2,024,586
50,949	BARK, Inc.*	70,819
445	Barnes & Noble Education, Inc.*	4,673
3,754	Bath & Body Works, Inc.	113,821
4,834	Best Buy Co., Inc.	355,831
4,969	Beyond, Inc.*	28,820
541	Boot Barn Holdings, Inc.*	58,120
5,325	Buckle, Inc.	204,054
2,444	Build-A-Bear Workshop, Inc.	90,843
1,911	Burlington Stores, Inc.*	455,449
1,870	Caleres, Inc.	32,220
463	Camping World Holdings, Inc. Class A	7,482
1,884	CarMax, Inc.*	146,801
1,855	Carvana Co.*	387,843
25,401	Cato Corp. Class A	84,585
4,704	Chewy, Inc. Class A*	152,927
5,892	Children’s Place, Inc.*(a)	51,496
3,163	Citi Trends, Inc.*	70,013
11,467	Designer Brands, Inc. Class A(a)	41,855
31,761	Destination XL Group, Inc.*	46,371
1,178	Dick’s Sporting Goods, Inc.	237,438
23,604	Duluth Holdings, Inc. Class B*	41,071
128	EVgo, Inc.*	340
644	Five Below, Inc.*	48,252
1,736	Floor & Decor Holdings, Inc. Class A*	139,696
1,793	Foot Locker, Inc.*	25,281
3,178	GameStop Corp. Class A*(a)	70,933
6,990	Gap, Inc.	144,064
1,247	Genesco, Inc.*	26,474
440	Group 1 Automotive, Inc.	168,058
1,375	Guess?, Inc.	15,221
6,386	Haverty Furniture Cos., Inc.	125,932
54,470	Home Depot, Inc.	19,962,710
3,318	J Jill, Inc.	64,801
3,692	Lands’ End, Inc.*	37,585
3,278	Leslie’s, Inc.*	2,411
7,874	Lithia Motors, Inc.	2,311,334
12,822	Lowe’s Cos., Inc.	2,990,475
375	MarineMax, Inc.*	8,063
441	Monro, Inc.	6,381
858	Murphy USA, Inc.	403,097
3,427	National Vision Holdings, Inc.*	43,797
1,620	ODP Corp.*	23,215

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
1,826	O’Reilly Automotive, Inc.*	$ 2,615,891
645	Penske Automotive Group, Inc.	92,867
12,670	PetMed Express, Inc.*	53,087
8,311	RealReal, Inc.*	44,796
1,697	Revolve Group, Inc.*	36,469
84	RH*	19,690
8,135	Ross Stores, Inc.	1,039,572
5,307	Sally Beauty Holdings, Inc.*	47,922
760	Shoe Carnival, Inc.	16,712
1,553	Signet Jewelers Ltd.	90,167
7,134	Sleep Number Corp.*	45,230
1,031	Sonic Automotive, Inc. Class A	58,726
9,349	Sportsman’s Warehouse Holdings, Inc.*	9,294
5,037	Stitch Fix, Inc. Class A*	16,370
35,762	Tile Shop Holdings, Inc.*	231,738
15,564	Tilly’s, Inc. Class A*	34,241
74,611	TJX Cos., Inc.	9,087,620
6,099	Torrid Holdings, Inc.*(a)	33,423
17,332	Tractor Supply Co.	954,993
1,228	Ulta Beauty, Inc.*	450,111
5,173	Upbound Group, Inc.	123,945
1,919	Urban Outfitters, Inc.*	100,556
5,427	Valvoline, Inc.*	188,914
3,336	Victoria’s Secret & Co.*	61,983
4,624	Warby Parker, Inc. Class A*	84,296
1,573	Wayfair, Inc. Class A*	50,383
3,061	Williams-Sonoma, Inc.	483,944
803	Winmark Corp.	255,250
4,863	Zumiez, Inc.*	72,410

		48,313,776

Technology Hardware, Storage & Peripherals – 3.1%
628,617	Apple, Inc.	139,634,694
6,136	CompoSecure, Inc. Class A	66,698
79	Corsair Gaming, Inc.*	700
1,573	CPI Card Group, Inc.*	45,885
3,697	Dell Technologies, Inc. Class C	336,982
638	Diebold Nixdorf, Inc.*	27,893
1,596	Eastman Kodak Co.*	10,087
117,449	Hewlett Packard Enterprise Co.	1,812,238
20,126	HP, Inc.	557,289
10,825	Immersion Corp.	82,054
1,677	IonQ, Inc.*	37,011
24,844	NetApp, Inc.	2,182,297
5,857	Pure Storage, Inc. Class A*	259,289
735	Sandisk Corp.*	34,993
3,012	Seagate Technology Holdings PLC	255,869
4,120	Super Micro Computer, Inc.*	141,069
4,459	Turtle Beach Corp.*	63,630

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware, Storage & Peripherals – (continued)
2,665	Western Digital Corp.*	$ 107,746
185	Xerox Holdings Corp.	894

		145,657,318

Textiles, Apparel & Luxury Goods – 0.1%
2,244	Amer Sports, Inc.*	59,982
202	Birkenstock Holding PLC*	9,262
4,818	Capri Holdings Ltd.*	95,059
2,360	Carter’s, Inc.	96,524
2,293	Columbia Sportswear Co.	173,557
1,289	Crocs, Inc.*	136,892
4,172	Deckers Outdoor Corp.*	466,471
8,744	Figs, Inc. Class A*	40,135
2,121	G-III Apparel Group Ltd.*	58,009
12,770	Hanesbrands, Inc.*	73,683
3,188	Kontoor Brands, Inc.	204,447
7,449	Levi Strauss & Co. Class A	116,130
3,149	Lululemon Athletica, Inc.*	891,356
9,138	Movado Group, Inc.	152,787
31,334	NIKE, Inc. Class B	1,989,082
2,289	Oxford Industries, Inc.	134,296
1,549	PVH Corp.	100,127
1,242	Ralph Lauren Corp.	274,159
1,537	Rocky Brands, Inc.	26,698
3,565	Skechers USA, Inc. Class A*	202,421
6,250	Steven Madden Ltd.	166,500
5,426	Superior Group of Cos., Inc.	59,360
5,708	Tapestry, Inc.	401,900
7,007	Under Armour, Inc. Class A*	43,794
7,129	Under Armour, Inc. Class C*	42,418
11,877	Unifi, Inc.*	57,128
24,500	Vera Bradley, Inc.*	55,125
9,627	VF Corp.	149,411
5,827	Wolverine World Wide, Inc.	81,054

		6,357,767

Tobacco – 0.2%
40,522	Altria Group, Inc.	2,432,130
9,576	Ispire Technology, Inc.*	26,142
35,011	Philip Morris International, Inc.	5,557,296
3,117	Turning Point Brands, Inc.	185,275
2,881	Universal Corp.	161,480

		8,362,323

Trading Companies & Distributors – 0.1%
1,197	Air Lease Corp.	57,827
2,125	Alta Equipment Group, Inc.	9,966
1,308	Applied Industrial Technologies, Inc.	294,745
1,480	Beacon Roofing Supply, Inc.*	183,076
490	Boise Cascade Co.	48,064
1,884	Core & Main, Inc. Class A*	91,016
270	Custom Truck One Source, Inc.*	1,139

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
607	Distribution Solutions Group, Inc.*	$ 16,996
1,701	DNOW, Inc.*	29,053
334	DXP Enterprises, Inc.*	27,475
1,618	EVI Industries, Inc.	27,150
17,433	Fastenal Co.	1,351,929
4,094	Ferguson Enterprises, Inc.	655,982
1,213	FTAI Aviation Ltd.	134,679
1,049	GATX Corp.	162,878
5,684	Global Industrial Co.	127,322
1,700	GMS, Inc.*	124,389
510	H&E Equipment Services, Inc.	48,343
232	Herc Holdings, Inc.	31,151
3,419	Hudson Technologies, Inc.*	21,095
3,714	Karat Packaging, Inc.	98,718
1,246	McGrath RentCorp	138,804
4,129	MRC Global, Inc.*	47,401
1,929	MSC Industrial Direct Co., Inc. Class A	149,826
1,149	Rush Enterprises, Inc. Class A	61,368
784	SiteOne Landscape Supply, Inc.*	95,209
2,055	Titan Machinery, Inc.*	35,017
246	Transcat, Inc.*	18,315
1,317	United Rentals, Inc.	825,364
787	Watsco, Inc.	400,032
541	WESCO International, Inc.	84,017
131	Willis Lease Finance Corp.	20,694
1,367	WW Grainger, Inc.	1,350,364
478	Xometry, Inc. Class A*	11,912

		6,781,316

Transportation Infrastructure*(a) – 0.0%
1,220	Sky Harbour Group Corp.	15,872

Water Utilities – 0.1%
2,551	American States Water Co.	200,713
3,740	American Water Works Co., Inc.	551,725
6,353	Artesian Resources Corp. Class A	207,426
16,053	Cadiz, Inc.*	47,035
3,485	California Water Service Group	168,883
4,506	Consolidated Water Co. Ltd.	110,352
5,483	Essential Utilities, Inc.	216,743
17,827	Global Water Resources, Inc.	183,796
1,483	Middlesex Water Co.	95,060
16,779	Pure Cycle Corp.*	175,676
2,744	SJW Group	150,069
7,753	York Water Co.	268,874

		2,376,352

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Wireless Telecommunication Services – 0.2%
233	Gogo, Inc.*	$ 2,008
16,716	Spok Holdings, Inc.	274,811
3,340	Telephone & Data Systems, Inc.	129,391
30,701	T-Mobile U.S., Inc.	8,188,264
1,818	U.S. Cellular Corp.*	125,715

		8,720,189

TOTAL COMMON STOCKS (Cost $2,037,103,981)		$2,100,893,729

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(d)(e) – 3.1%
U.S. Treasury Bills
$150,000,000	0.000%	07/01/25	$ 148,414,071
(Cost $148,418,875)

Shares	Description	Value

Exchange Traded Funds – 31.9%
321,500	Energy Select Sector SPDR Fund	$ 30,044,175
1,778,900	Financial Select Sector SPDR Fund	88,607,009
1,501,600	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF(a)(f)	75,275,208
180,800	Health Care Select Sector SPDR Fund	26,398,608
1,058,100	Industrial Select Sector SPDR Fund	138,685,167
1,252,000	iShares Convertible Bond ETF	104,679,720
7,197,727	iShares Core MSCI Emerging Markets ETF	388,461,326
61,000	iShares JP Morgan USD Emerging Markets Bond ETF(a)	5,525,990
313,600	Materials Select Sector SPDR Fund(a)	26,963,328
4,398,414	SPDR Blackstone Senior Loan ETF	180,906,768
683,722	SPDR Bloomberg Convertible Securities ETF	52,386,779

Shares	Description	Value

Exchange Traded Funds – (continued)
699,900	Technology Select Sector SPDR Fund	$ 144,515,352
184,600	Vanguard Real Estate ETF	16,713,684
4,600,300	Vanguard Short-Term Inflation-Protected Securities ETF	229,554,970

TOTAL EXCHANGE TRADED FUNDS (Cost $1,464,205,130)		$1,508,718,084

Shares	Dividend Rate	Value

Investment Company(f) – 15.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
715,158,476	4.259%	$ 715,158,476
(Cost $715,158,476)

Securities Lending Reinvestment Vehicle(f) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
9,096,333	4.259%	$ 9,096,333
(Cost $9,096,333)

TOTAL INVESTMENTS – 94.6% (Cost $4,373,982,795)		$4,482,280,693

OTHER ASSETS IN EXCESS OF LIABILITIES – 5.4%		255,518,753

NET ASSETS – 100.0%		$4,737,799,446

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents an affiliated issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	GBP	4,100,000	USD	5,294,876	06/18/25	$910
	PHP	341,610,000	USD	5,943,524	06/18/25	11,708
	USD	41,915,375	AUD	66,420,000	06/18/25	385,790
	USD	61,634,365	CAD	88,270,000	06/18/25	54,616
	USD	27,079,844	IDR	444,102,460,000	06/18/25	522,504
	USD	17,828,174	JPY	2,623,720,000	06/18/25	180,780
	USD	25,265,673	KRW	36,321,300,000	06/18/25	522,631
	USD	38,678,026	NZD	67,700,000	06/18/25	166,353
	USD	39,838,158	TWD	1,297,100,000	06/18/25	620,041
	ZAR	118,640,000	USD	6,392,346	06/18/25	37,386

TOTAL						$2,502,719

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	CAD	9,080,000	USD	6,338,361	06/18/25	$(3,886)
	EUR	32,360,000	USD	35,251,877	06/18/25	(105,723)
	GBP	18,440,000	USD	23,908,751	06/18/25	(90,634)
	ILS	63,910,000	USD	17,704,422	06/18/25	(484,418)
	PLN	53,320,000	USD	13,746,325	06/18/25	(20,383)
	USD	9,244,679	BRL	55,120,000	06/18/25	(254,462)
	USD	38,402,536	CHF	33,720,000	06/18/25	(69,613)
	USD	13,665,762	CZK	316,050,000	06/18/25	(50,127)
	USD	40,591,328	EUR	37,500,000	06/18/25	(137,373)
	USD	13,827,607	GBP	10,750,000	06/18/25	(57,684)
	USD	34,064,770	INR	2,990,310,000	06/18/25	(719,220)
	USD	10,608,847	MXN	219,440,000	06/18/25	(2,290)
	USD	12,643,490	NOK	138,570,000	06/18/25	(527,375)
	USD	18,104,247	PHP	1,042,370,000	06/18/25	(67,223)
	USD	5,576,276	SEK	56,800,000	06/18/25	(100,896)

TOTAL						$(2,691,307)

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	1,446	06/18/25	$160,822,312	$347,245
2 Year U.S. Treasury Notes	550	06/30/25	113,944,532	101,893
20 Year U.S. Treasury Bonds	78	06/18/25	9,147,938	12,620
3 Month SOFR	133	12/15/26	32,111,187	35,666
3 Month SOFR	87	06/16/26	20,987,662	23,186
3 Month SOFR	121	09/15/26	29,207,887	32,832
3 Month SOFR	143	03/16/27	34,521,987	37,122
3 Month SOFR	122	06/15/27	29,446,225	31,003
3M CORRA	314	09/16/25	53,191,585	73,009

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
3M CORRA	316	12/16/25	$53,637,434	$124,817
3M CORRA	286	03/17/26	48,582,537	105,142
3M Euribor	8	06/16/25	2,115,887	(11)
3M Euribor	99	12/15/25	26,236,290	4,545
3M Euribor	60	09/15/25	15,891,050	3,688
3M Euribor	116	03/16/26	30,744,648	7,272
3M Euribor	85	09/14/26	22,510,024	11,646
3M Euribor	106	06/15/26	28,087,084	9,867
3M Euribor	39	12/14/26	10,320,749	2,459
5 Year U.S. Treasury Notes	719	06/30/25	77,764,344	228,806
ASX 90 Day Bank Accepted Bills	55	06/12/25	34,041,077	(758)
ASX 90 Day Bank Accepted Bills	123	09/11/25	76,176,600	9,345
ASX 90 Day Bank Accepted Bills	177	12/11/25	109,649,463	22,122
Australian 10 Year Government Bonds	959	06/16/25	67,509,164	148,619
CAC40 Index	200	04/17/25	16,875,844	(818,400)
Canada 10 Year Government Bonds	304	06/19/25	26,226,747	24,116
Cattle Feeder	23	05/22/25	3,271,750	72,376
Coffee	5	05/19/25	712,031	(8,847)
Copper	102	05/28/25	12,836,700	785,909
DAX Index	25	06/20/25	15,121,976	(792,056)
Dollar Index	336	06/16/25	34,904,688	210,172
E-Mini Nasdaq 100 Index	46	06/20/25	17,884,340	(549,566)
Euro Stoxx 50 Index	4,540	06/20/25	254,733,227	(12,862,973)
FTSE 100 Index	1,106	06/20/25	122,751,736	(1,682,366)
FTSE/JSE Top 40 Index	246	06/19/25	11,027,401	29,618
FTSE/MIB Index	69	06/20/25	13,927,389	(637,566)
Gold	105	06/26/25	33,078,150	2,183,278
Hang Seng Index	79	04/29/25	11,757,436	(182,118)
HSCEI	162	04/29/25	8,867,743	(119,496)
IBEX 35 Index	91	04/17/25	12,909,952	(265,663)
Japan 10 Year Government Bond	47	06/13/25	43,368,225	5,351
Lean Hogs	19	06/13/25	724,090	(67,511)
Live Cattle	53	06/30/25	4,317,380	169,822
LME Lead	201	04/14/25	10,012,363	(384,848)
LME Lead	103	05/19/25	5,160,403	(393,933)
LME Lead	71	08/18/25	3,592,742	(123,442)
LME Lead	37	09/15/25	1,878,287	(118,687)
LME Lead	31	11/17/25	1,584,550	(33,275)
LME Nickel	100	05/19/25	9,492,216	(1,064,292)
LME Nickel	74	08/18/25	7,123,532	(399,642)
LME Nickel	99	10/13/25	9,605,277	(73,936)
LME Nickel	61	11/17/25	5,945,853	(68,808)
LME Nickel	99	04/14/25	9,346,507	(339,465)
LME Nickel	11	01/19/26	1,080,411	25,746
LME Primary Aluminum	484	05/19/25	30,605,982	(496,723)
LME Primary Aluminum	202	09/15/25	12,860,734	(608,818)
LME Primary Aluminum	194	04/14/25	12,203,328	(393,646)
LME Primary Aluminum	167	10/13/25	10,653,264	(177,199)
LME Zinc	176	04/14/25	12,502,776	(398,524)
LME Zinc	86	06/16/25	6,136,143	187,362
LME Zinc	198	08/18/25	14,148,833	(520,640)
LME Zinc	109	09/15/25	7,793,091	(614,570)
LME Zinc	33	05/19/25	2,350,260	(68,348)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
LME Zinc	90	10/13/25	$6,436,913	$(532,403)
LME Zinc	46	12/15/25	3,292,278	(33,370)
LME Zinc	13	01/19/26	930,426	(9,989)
MSCI EAFE Index	144	06/20/25	17,397,360	(614,680)
Natural Gas	58	04/28/25	2,389,020	(194,888)
Omxs30 Index	483	04/16/25	11,895,049	(832,515)
S&P 500 E-Mini Index	325	06/20/25	91,865,312	(1,272,042)
S&P Toronto Stock Exchange 60 Index	82	06/19/25	17,067,260	126,170
Silver	61	05/28/25	10,556,355	403,195
Soybean Oil	52	05/14/25	1,522,040	(61,012)
Sugar 11	13	04/30/25	274,602	(16,639)
TOPIX Futures	563	06/12/25	99,920,395	(418,544)
VSTOXX Index	363	04/16/25	824,275	17,395
Wheat	33	05/14/25	919,050	(36,421)

Total				$(22,675,216)

Short position contracts:
10 Year U.K. Long Gilt	(749)	06/26/25	(88,711,932)	596,461
2 Year German Euro-Schatz	(190)	06/06/25	(21,973,577)	(67,030)
3 Month SOFR	(228)	09/16/25	(54,674,400)	(49,116)
3 Month SOFR	(135)	12/16/25	(32,464,125)	(41,865)
3 Month SOFR	(11)	03/17/26	(2,650,313)	(413)
30 Year German Euro-Buxl	(106)	06/06/25	(13,669,315)	356,645
3M Euribor	(2)	03/15/27	(528,864)	(733)
5 Year German Euro-Bobl	(345)	06/06/25	(43,941,370)	(357,399)
5 Year German Euro-Bund	(979)	06/06/25	(136,378,457)	1,023,101
Brent Crude	(72)	04/30/25	(5,383,440)	(348,615)
CBOE Volatility Index	(14)	04/16/25	(291,809)	(1,065)
CBOE Volatility Index	(135)	05/21/25	(2,765,772)	(295,618)
CBOE Volatility Index	(194)	06/18/25	(3,955,660)	(30,175)
Corn	(222)	05/14/25	(5,075,475)	6,229
Cotton No.2	(87)	05/07/25	(2,907,105)	29,203
E-Mini Russell 2000 Index	(153)	06/20/25	(15,507,315)	319,627
Euro BTP	(522)	06/06/25	(66,332,805)	165,617
French 10 Year Government Bonds	(260)	06/06/25	(34,492,811)	(73,477)
Gasoil	(43)	05/12/25	(2,932,600)	(125,861)
Gasoline RBOB	(44)	04/30/25	(4,233,214)	(243,075)
Ice 3M Sonia Index	(109)	09/16/25	(33,723,522)	(2,517)
Ice 3M Sonia Index	(59)	12/16/25	(18,283,549)	(4,354)
Ice 3M Sonia Index	(37)	03/17/26	(11,478,501)	(8,149)
Ice 3M Sonia Index	(32)	06/16/26	(9,933,552)	(7,919)
Ice 3M Sonia Index	(31)	09/15/26	(9,626,132)	(7,664)
Ice 3M Sonia Index	(54)	03/16/27	(16,768,101)	(14,784)
Ice 3M Sonia Index	(40)	12/15/26	(12,421,462)	(9,978)
Ice 3M Sonia Index	(67)	06/15/27	(20,801,621)	(14,512)
LME Lead	(201)	04/14/25	(10,012,363)	268,021
LME Lead	(168)	05/19/25	(8,416,968)	142,084
LME Lead	(71)	08/18/25	(3,592,742)	137,493
LME Lead	(37)	09/15/25	(1,878,287)	19,871
LME Lead	(31)	11/17/25	(1,584,550)	3,392
LME Nickel	(140)	05/19/25	(13,289,102)	518,122
LME Nickel	(74)	08/18/25	(7,123,532)	59,433
LME Nickel	(99)	10/13/25	(9,605,277)	(990)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
LME Nickel	(61)	11/17/25	$(5,945,853)	$333
LME Nickel	(99)	04/14/25	(9,346,507)	(157,537)
LME Nickel	(11)	01/19/26	(1,080,411)	43,412
LME Primary Aluminum	(446)	05/19/25	(28,203,033)	190,207
LME Primary Aluminum	(202)	09/15/25	(12,860,734)	423,378
LME Primary Aluminum	(167)	10/13/25	(10,653,264)	263,758
LME Primary Aluminum	(194)	04/14/25	(12,203,328)	560,501
LME Zinc	(176)	04/14/25	(12,502,776)	(290,199)
LME Zinc	(86)	06/16/25	(6,136,143)	122,912
LME Zinc	(198)	08/18/25	(14,148,833)	1,157,294
LME Zinc	(39)	05/19/25	(2,777,580)	22,524
LME Zinc	(109)	09/15/25	(7,793,091)	311,823
LME Zinc	(90)	10/13/25	(6,436,913)	32,488
LME Zinc	(46)	12/15/25	(3,292,278)	34,378
LME Zinc	(13)	01/19/26	(930,426)	18,205
MSCI Emerging Markets Index	(142)	06/20/25	(7,886,680)	271,639
NY Harbor ULSD	(17)	04/30/25	(1,627,492)	(83,560)
S&P Mid 400 Emini	(121)	06/20/25	(35,557,060)	223,931
Soybean Oil	(233)	05/14/25	(11,393,375)	261,227
Wheat	(146)	05/14/25	(3,920,100)	141,983
WTI Crude	(58)	04/22/25	(4,145,840)	(243,150)

Total				$5,245,537

TOTAL FUTURES CONTRACTS				$(17,429,679)

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at March 31, 2025(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 44	(1.000)%	0.613%	06/20/30		$132,050	$(2,434,320)	$(2,468,568)	$34,248
Protection Sold:
CDX.NA.HY Index 44	5.000	3.768	06/20/30		133,050	7,100,861	7,353,807	(252,946)
ICE CD ITXEB 43	1.000	0.636	06/20/30	EUR	65,900	1,286,224	1,380,980	(94,756)
ICE CD ITXEX 43	5.000	3.278	06/20/30		129,750	10,764,142	11,243,199	(479,057)

TOTAL						$16,716,907	$17,509,418	$(792,511)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

Russell 1000 TR Index	12M SOFR+0.70%	Bank of America Securities LLC	02/17/26	$640,266	$9,266,547
CIEQDUV5 Index	12M SOFR+0.35	Citibank NA	09/12/25	1,876	(14,995)
CIEQDUV5 Index	0.000	Citibank NA	03/11/26	19,467	(155,584)
M1WO Index	12M SOFR+0.41	Citibank NA	11/12/25	27,555	531,448
Russell 1000 TR Index	12M SOFR+0.66	Citibank NA	08/15/25	640,397	9,258,481
AMZX index	12M SOFR+0.73	JPMorgan Securities, Inc.	09/03/25	5,353	(26,342)
BCOMRS Index	0.000	JPMorgan Securities, Inc.	11/07/25	6,255	46,728
BCOMRS Index	0.105	JPMorgan Securities, Inc.	05/29/25	16,041	120,433
JPGSMARB Index	12M SOFR+0.89	JPMorgan Securities, Inc.	07/30/25	26,873	(306,668)
JPOSSVHY Index	0.000	JPMorgan Securities, Inc.	07/02/25	6,027	3,910
JPOSSVUA Index	12M SOFR	JPMorgan Securities, Inc.	04/09/25	10,914	(114,133)
M1WO Index	12M SOFR+0.60	JPMorgan Securities, Inc.	12/10/25	82,336	1,594,094
Russell 1000 TR Index	12M SOFR+0.68	JPMorgan Securities, Inc.	03/10/26	203,530	2,944,107

TOTAL					$23,148,026

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$20.000	04/16/2025	2,000	$4,000,000	$431,000	$408,000	$23,000
CBOE Volatility Index	20.000	05/21/2025	1,940	3,880,000	520,890	454,445	66,445
CBOE Volatility Index	22.000	06/18/2025	1,940	4,268,000	482,090	493,245	(11,155)

Total purchased option contracts			5,880	$12,148,000	$1,433,980	$1,355,690	$78,290

Written option contracts
Calls
Euro Stoxx 50 Index	5,775.000	04/04/2025	(58)	(33,495,000)	(63)	(3,737)	3,674
Euro Stoxx 50 Index	5,700.000	04/11/2025	(59)	(33,630,000)	(383)	(9,276)	8,893
Euro Stoxx 50 Index	5,700.000	04/17/2025	(59)	(33,630,000)	(702)	(7,517)	6,815
Euro Stoxx 50 Index	5,600.000	04/25/2025	(63)	(35,280,000)	(2,861)	(3,583)	722
FTSE 100 Index	8,900.000	04/17/2025	(10)	(8,900,000)	(775)	(3,348)	2,573
FTSE 100 Index	8,925.000	04/17/2025	(9)	(8,032,500)	(523)	(1,093)	570
FTSE 100 Index	9,000.000	04/17/2025	(12)	(10,800,000)	(310)	(1,019)	709
FTSE 100 Index	9,100.000	04/17/2025	(7)	(6,370,000)	(45)	(1,211)	1,166
FTSE 100 Index	9,125.000	04/17/2025	(3)	(2,737,500)	(19)	(1,633)	1,614
FTSE 100 Index	9,025.000	05/16/2025	(4)	(3,610,000)	(775)	(874)	99
FTSE 100 Index	9,100.000	05/16/2025	(1)	(910,000)	(116)	(173)	57
Nikkei 225 Index	38,875.000	04/11/2025	(8)	(31,100,000)	(853)	(6,978)	6,125
Nikkei 225 Index	39,250.000	04/11/2025	(3)	(11,775,000)	(220)	(953)	733

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
Nikkei 225 Index	$39,375.000	04/11/2025	(5)	$(19,687,500)	$(333)	$(3,337)	$3,004
Nikkei 225 Index	39,500.000	04/11/2025	(6)	(23,700,000)	(320)	(5,570)	5,250
Nikkei 225 Index	40,375.000	04/11/2025	(3)	(12,112,500)	(80)	(1,774)	1,694
Nikkei 225 Index	41,625.000	04/11/2025	(1)	(4,162,500)	(13)	(641)	628
Nikkei 225 Index	40,125.000	05/09/2025	(5)	(20,062,500)	(1,334)	(3,495)	2,161
Nikkei 225 Index	40,250.000	05/09/2025	(3)	(12,075,000)	(720)	(3,308)	2,588
S&P 500 Index	5,895.000	04/02/2025	(35)	(20,632,500)	(350)	(21,397)	21,047
S&P 500 Index	6,075.000	04/02/2025	(26)	(15,795,000)	(130)	(40,743)	40,613
S&P 500 Index	5,840.000	04/04/2025	(35)	(20,440,000)	(4,813)	(28,174)	23,361
S&P 500 Index	5,750.000	04/07/2025	(35)	(20,125,000)	(45,675)	(17,421)	(28,254)
S&P 500 Index	5,910.000	04/09/2025	(26)	(15,366,000)	(2,860)	(52,837)	49,977
S&P 500 Index	5,900.000	04/16/2025	(27)	(15,930,000)	(12,285)	(55,185)	42,900
S&P 500 Index	6,000.000	04/23/2025	(26)	(15,600,000)	(5,461)	(35,184)	29,723

			(529)	$(435,958,500)	$(82,019)	$(310,461)	$228,442

Puts
Euro Stoxx 50 Index	5,175.000	04/04/2025	(116)	(60,030,000)	(35,622)	(66,304)	30,682
Euro Stoxx 50 Index	5,125.000	04/11/2025	(118)	(60,475,000)	(47,592)	(30,118)	(17,474)
Euro Stoxx 50 Index	5,150.000	04/17/2025	(118)	(60,770,000)	(70,304)	(22,312)	(47,992)
Euro Stoxx 50 Index	5,050.000	04/25/2025	(125)	(63,125,000)	(60,553)	(70,723)	10,170
FTSE 100 Index	8,175.000	04/17/2025	(21)	(17,167,500)	(3,933)	(6,959)	3,026
FTSE 100 Index	8,325.000	04/17/2025	(14)	(11,655,000)	(4,612)	(9,715)	5,103
FTSE 100 Index	8,425.000	04/17/2025	(31)	(26,117,500)	(16,418)	(16,464)	46
FTSE 100 Index	8,300.000	05/16/2025	(1)	(830,000)	(782)	(703)	(79)
Nikkei 225 Index	33,500.000	04/11/2025	(15)	(50,250,000)	(19,001)	(17,121)	(1,880)
Nikkei 225 Index	34,000.000	04/11/2025	(13)	(44,200,000)	(23,402)	(26,336)	2,934
Nikkei 225 Index	34,750.000	04/11/2025	(6)	(20,850,000)	(17,401)	(17,265)	(136)
Nikkei 225 Index	35,250.000	04/11/2025	(10)	(35,250,000)	(41,003)	(8,013)	(32,990)
Nikkei 225 Index	36,000.000	04/11/2025	(6)	(21,600,000)	(38,203)	(8,200)	(30,003)
Nikkei 225 Index	36,250.000	04/11/2025	(2)	(7,250,000)	(14,534)	(4,689)	(9,845)
Nikkei 225 Index	32,500.000	05/09/2025	(1)	(3,250,000)	(1,967)	(1,680)	(287)
Nikkei 225 Index	34,250.000	05/09/2025	(6)	(20,550,000)	(25,002)	(8,071)	(16,931)
Nikkei 225 Index	35,000.000	05/09/2025	(10)	(35,000,000)	(57,337)	(19,892)	(37,445)
S&P 500 Index	5,400.000	04/02/2025	(51)	(27,540,000)	(19,635)	(183,030)	163,395
S&P 500 Index	5,620.000	04/02/2025	(69)	(38,778,000)	(359,490)	(105,754)	(253,736)
S&P 500 Index	5,505.000	04/04/2025	(70)	(38,535,000)	(207,900)	(122,259)	(85,641)
S&P 500 Index	5,370.000	04/07/2025	(71)	(38,127,000)	(83,425)	(223,223)	139,798
S&P 500 Index	5,150.000	04/09/2025	(53)	(27,295,000)	(24,645)	(175,097)	150,452
S&P 500 Index	5,250.000	04/16/2025	(53)	(27,825,000)	(86,920)	(141,285)	54,365
S&P 500 Index	5,500.000	04/23/2025	(52)	(28,600,000)	(343,199)	(144,932)	(198,267)

			(1,032)	$(765,070,000)	$(1,602,880)	$(1,430,145)	$(172,735)

Total written option contracts			(1,561)	$(1,201,028,500)	$(1,684,899)	$(1,740,606)	$55,707

TOTAL			4,319	$(1,188,880,500)	$(250,919)	$(384,916)	$133,997

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
IDR	— Indonesia Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
LLC	— Limited Liability Company
LP	— Limited Partnership
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SPX	— S&P 500 Index

Abbreviations:
CDX.NA.HY Ind 44	— CDX North America High Yield Index 44
CDX.NA.IG Ind 44	— CDX North America Investment Grade Index 44
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 9.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
33,539,399	4.259%	$ 33,539,399
(Cost $33,539,399)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 87.8%
U.S. Treasury Obligations – 87.8%
U.S. Treasury Bills
$78,600,000	0.000%	05/29/25	$ 78,063,708
32,000,000	0.000	06/05/25	31,757,418
70,800,000	0.000	07/17/25	69,919,921
25,400,000	0.000	07/31/25	25,043,409
105,100,000	0.000	09/04/25	103,236,725

TOTAL SHORT-TERM INVESTMENTS (Cost $308,019,955)			$308,021,181

TOTAL INVESTMENTS – 97.4% (Cost $341,559,354)			$341,560,580

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			9,065,068

NET ASSETS – 100.0%			$350,625,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	134	07/31/25	$9,728,400	$523,511
Coffee	26	09/18/25	3,610,912	9,153
Copper	42	09/26/25	5,374,950	303,623
Corn	112	07/14/25	2,594,200	(15,235)
Corn	115	09/12/25	2,499,812	(88,197)
Cotton No.2	44	12/08/25	1,538,240	19,597
FCOJ-A	2	09/10/25	71,580	(12,189)
Gasoline RBOB	24	08/29/25	2,203,186	157,371
Gold	54	06/26/25	17,011,620	2,407,273
KC HRW Wheat	38	09/12/25	1,111,500	(22,876)
Lean Hogs	35	06/13/25	1,333,850	(51,659)
Live Cattle	28	06/30/25	2,280,880	202,485
LME Lead	12	05/19/25	601,212	(24,096)
LME Lead	11	09/15/25	558,410	(11,666)
LME Lead	12	07/14/25	604,974	13,467
LME Nickel	20	05/19/25	1,898,443	(59,513)
LME Nickel	20	07/14/25	1,914,715	61,100
LME Nickel	54	09/15/25	5,219,313	(185,485)
LME Primary Aluminum	90	05/19/25	5,691,195	(264,153)
LME Primary Aluminum	85	09/15/25	5,411,695	(331,545)
LME Primary Aluminum	90	07/14/25	5,706,405	46,761
LME Zinc	26	09/15/25	1,858,903	(28,459)
LME Zinc	27	05/19/25	1,922,940	(138,235)
LME Zinc	27	07/14/25	1,927,361	(40,037)
Low Sulphur Gas Oil	37	09/11/25	2,480,850	120,591
Natural Gas	406	04/28/25	16,723,140	2,228,190
Natural Gas	76	09/26/25	3,449,640	(8,286)
NY Harbor ULSD	20	08/29/25	1,896,720	106,824
Silver	34	09/26/25	5,987,230	280,124
Soybean	75	11/14/25	3,822,187	(14,293)
Soybean	64	12/12/25	1,969,920	(69,765)
Soybean Oil	77	12/12/25	2,104,872	114,362
Sugar 11	142	09/30/25	2,994,723	30,436
Wheat	63	09/12/25	1,783,688	(64,208)
WTI Crude	147	04/22/25	10,507,560	(10,583)

Total				$5,184,388

Short position contracts:
Cocoa	(2)	09/15/25	(155,960)	7,878
LME Lead	(12)	05/19/25	(601,212)	(15,530)
LME Lead	(12)	07/14/25	(604,974)	12,157
LME Nickel	(20)	05/19/25	(1,898,443)	(61,563)
LME Nickel	(20)	07/14/25	(1,914,715)	79,889
LME Nickel	(35)	09/15/25	(3,382,888)	108,672
LME Primary Aluminum	(90)	05/19/25	(5,691,195)	(44,134)
LME Primary Aluminum	(90)	07/14/25	(5,706,405)	360,256
LME Zinc	(27)	05/19/25	(1,922,940)	38,871
LME Zinc	(27)	07/14/25	(1,927,361)	27,103
Natural Gas	(165)	08/27/25	(7,431,600)	421,391
Natural Gas	(76)	12/29/25	(4,138,960)	12,090
WTI Crude	(100)	08/20/25	(6,899,000)	(451,338)

Total				$495,742

TOTAL FUTURES CONTRACTS				$5,680,130

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2025, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.11%	Citibank NA	10/31/25	$115,723	$213
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.24	Citibank NA	01/30/26	6,954	(52)
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	Merrill Lynch International Bank Ltd.	10/31/25	72,139	(258)
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd.	01/30/26	3,721	194
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	RBC Dominion Securities, Inc.	10/31/25	27,664	440
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	UBS Switzerland AG	01/30/26	27,533	526

TOTAL					$1,063

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2025:

ABSOLUTE RETURN TRACKER FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$120,302	$—	$—
Asia	1,470,092	43,972	—
Australia and Oceania	133,287	—	—
Europe	13,000,253	211,594	—
North America	2,085,612,731	—	—
South America	301,498	—	—
Fixed Income
U.S. Treasury Obligations	148,414,071	—	—
Securities Lending Reinvestment Vehicle	9,096,333	—	—
Exchange Traded Funds	1,508,718,084	—	—
Investment Company	715,158,476	—	—

Total	$4,482,025,127	$255,566	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,502,719	$—
Futures Contracts(b)	13,338,706	—	—
Credit Default Swap Contracts(b)	—	34,248	—
Total Return Swap Contracts(b)	—	23,765,748	—
Purchased Option Contracts	1,433,980	—	—

Total	$14,772,686	$26,302,715	$—

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ABSOLUTE RETURN TRACKER FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(2,691,307)	$—
Futures Contracts(b)	(30,768,385)	—	—
Credit Default Swap Contracts(b)	—	(826,759)	—
Total Return Swap Contracts(b)	—	(617,722)	—
Written Option Contracts	(1,684,899)	—	—

Total	$(32,453,284)	$(4,135,788)	$—

COMMODITY STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$33,539,399	$—	$—
Short-term Investments	308,021,181	—	—

Total	$341,560,580	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$7,693,175	$—	$—
Total Return Swap Contracts	—	1,373	—

Total	$7,693,175	$1,373	$—

Liabilities(b)
Futures Contracts	$(2,013,045)	$—	$—
Total Return Swap Contracts	—	(310)	—

Total	$(2,013,045)	$(310)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore the Funds’, share values to fluctuate.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

March 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Funds.

Tax Risk — The Funds seek to gain exposure to the commodity markets through investments in the Subsidiaries. The tax treatment of the Funds’ investments in the Subsidiaries could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Funds may fail to qualify as regulated investment companies (“RIC”) under Subchapter M of the Code if over 10% of their gross income was derived from these investments. If the Funds failed to qualify as RICs, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.